UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period:  April 30, 2019

Item 1. Report to Stockholders.

Weiss Alternative Balanced Risk Fund

Class K – weikx
Investor Class – weizx

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.weissfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 866-530-2690 or by sending an email request to investorrelations@gweiss.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 866-530-2690 or send an email request to investorrelations@gweiss.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Semi-Annual Report

April 30, 2019

WEISS ALTERNATIVE BALANCED RISK FUND

Dear Shareholders:

The Weiss Alternative Balanced Risk Fund (the “Fund”) was launched on December 1, 2015 in response to investors search for a liquid and transparent investment vehicle that seeks to provide returns with moderate volatility and reduced correlation to the overall performance of bond and equity markets.  The Fund utilizes a dynamic, risk-weighted asset allocation in an effort to create a balanced solution, optimized for a variety of market climates.  The Fund invests in three diversified asset classes, including an allocation to the Weiss Multi-Strategy portfolio; there are investments in long-only debt securities and long-only equity securities.  We look forward to giving our third full year report at the end of the year.

The Weiss Alternative Balanced Risk Fund (“Weiss ABR” or “Fund”) increased +3.60% in its fiscal 2nd quarter, ending April 2019, inclusive of dividends. The quarter’s strong performance was the result of strong positive performance from all components of our balanced risk approach for the second consecutive month. The Fund’s benchmark Bloomberg Barclays US Aggregate Bond Index also had positive performance during our fiscal 2nd quarter, finishing up +1.89%. In our peer universe, the Morningstar Multi-alternative category was up +2.59%. The strong outperformance continues a very strong start to the fiscal year and puts the fund at 2.21% net of dividends for the six-month period ended April 30, 2019.

Incredibly, the market neutral alpha component notched its 13th consecutive positive quarter. We reiterate importance of generating performance (i.e., alpha) through dispersion in contrast to the market performance (i.e., beta) of our equity and fixed income components.

For the quarter, the fixed income component finished up +2.18%. This quarter, corporate credit turned in a workhorse performance, led by the pro-cyclical nature of high yield securities, finishing up +3.53%. Furthermore, US Treasury bonds across the duration spectrum continued to contribute strongly to the component’s performance, finishing the quarter up between approximately +1.5% and +2.0%.

Not surprisingly, given the strong broader market performance, the equity component shined and generated a +8.18% return. Rebounding strongly after a meager +0.86% positive return to start the fiscal year (November 1, 2018-January 31, 2019). Unlike last quarter, the component’s returns were led by large capitalization stocks, as noted by our S&P 500 allocation finishing up +9.48%. As we mentioned last quarter, volatility remains persistently on the top of investors’ minds. Though it was down from the start of the year, the trailing 252 day rolling standard deviation remained near or above 15.00% during the second fiscal quarter.

Lastly, Alpha finished the fiscal first quarter up +6.19% and contributed approximately 40% of the fund’s returns. It was a stellar effort by our internal portfolio managers who continued to benefit from an uncertain rate environment. Gains were led by Weiss’ REIT, high yield and global industrials teams, substantially offsetting very minor underperformance in our healthcare and energy teams.

In the second fiscal quarter of 2019, the Fund’s exposure to the bond component averaged 60.3%, up from the prior quarter. The equity component averaged 13.9% in the first quarter, down from the prior quarter, the result of the previously mentioned still high equity market volatility. The alpha component averaged approximately 25.8%, again essentially unchanged from last quarter.

WEISS ALTERNATIVE BALANCED RISK FUND

Overall portfolio risk for the Fund was 4.24% through the end of the second quarter of 2019 (Source: Bloomberg, 252-day trailing volatility, annualized). As always, we remain pleased that Weiss ABR’s volatility remains attractively modest despite broader market and economic uncertainty. The contribution to the Fund’s overall realized portfolio risk during the quarter for the fixed income, equity, and alpha components was 70.1%, 21.5% and 8.4%, respectively.

Sincerely,

/s/ Weiss Portfolio Managers

Bloomberg Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency).

Morningstar Multi-alternative Category uses a combination of alternative strategies such as taking long and short positions in equity and debt, trading futures, or using convertible arbitrage, among others. Funds in this category have a majority of their assets exposed to alternative strategies and include both funds with static allocations to alternative strategies and funds tactically allocating among alternative strategies and asset classes.

252-trailing volatility, annualized (Source: Bloomberg): Volatility is the measure of risk in a security determined by calculating the dispersion of the security’s daily returns over the most recent (trailing) 252 trade days. This result is then converted from a daily period into an annualized, or yearly, period for comparative analysis.

Alpha is an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing for differences in risk.

The Standard and Poor’s 500 Index (Total Return) is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries, and includes reinvested dividends.

Beta is a measure of the volatility, or systematic risk, of an individual stock in comparison to the unsystematic risk of the entire market.

The standard deviation is a statistic that measures the dispersion of a dataset relative to its mean and is calculated as the square root of the variance. It is calculated as the square root of variance by determining the variation between each data point relative to the mean. If the data points are further from the mean, there is a higher deviation within the data set; thus, the more spread out the data, the higher the standard deviation.

One cannot invest directly in an index.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

WEISS ALTERNATIVE BALANCED RISK FUND

Mutual fund investing involves risk. Principal loss is possible. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the Fund, and money borrowed will be subject to interest costs. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

Must be preceded or accompanied by a prospectus.

The Weiss Alternative Balanced Risk Fund is distributed by Quasar Distributors, LLC.

WEISS ALTERNATIVE BALANCED RISK FUND

Expense Example (Unaudited)
April 30, 2019

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

				Expenses Paid
	Annualized Net	Beginning	Ending	During Period(1)
	Expense Ratio	Account Value	Account Value	(11/1/2018 to
	(4/30/2019)	(11/1/2018)	(4/30/2019)	4/30/2019)
Class K
Actual(2)(3)	2.98%	$1,000.00	$1,068.50	$15.28
Hypothetical (5% annual return
before expenses)(4)	2.98%	$1,000.00	$1,010.02	$14.85

Investor Class
Actual(2)(3)	3.33%	$1,000.00	$1,067.20	$17.07
Hypothetical (5% annual return
before expenses)(4)	3.33%	$1,000.00	$1,008.28	$16.58

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 181/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from November 1, 2018 through April 30, 2019, of 6.85% and 6.72% for Class K and Investor Class, respectively.
(3)	Excluding dividends on short positions and borrowing expense, your actual cost of investing in Class K and Investor Class would be $7.69 and $9.48, respectively.
(4)	Excluding dividends on short positions and borrowing expense, your hypothetical cost of investing in Class K and Investor Class would be $7.50 and $9.25, respectively.

WEISS ALTERNATIVE BALANCED RISK FUND

Allocation of Portfolio (Unaudited)
April 30, 2019

LONG INVESTMENTS(1)(2)

(1)
Data expressed as a percentage of long common stocks, long exchange traded funds, long convertible preferred stocks, long short-term investments, purchased options, long swap contracts, long futures contracts and long warrants as of April 30, 2019. Data expressed excludes securities sold short, written options, short swap contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options, Schedule of Swap Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(2)	The value of option, swap and futures contracts are expressed as notional and not market value.

WEISS ALTERNATIVE BALANCED RISK FUND

Allocation of Portfolio (Unaudited)
April 30, 2019

SHORT INVESTMENTS(3)(4)

(3)
Data expressed as a percentage of short common stocks, short exchange traded funds, written options, short swap contracts, and short preferred stocks as of April 30, 2019. Data expressed excludes long investments, long swap contracts, long futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options, Schedule of Swap Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(4)	The value of option and swap contracts are expressed as notional and not market value.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited)
April 30, 2019

	Shares	Value

LONG COMMON STOCKS – 37.39%

Aerospace & Defense – 0.27%
Bombardier, Inc., Class B (a)(b)	4,230	$7,231
General Dynamics Corporation	604	107,947
Lockheed Martin Corporation	68	22,666
Northrop Grumman Corporation	184	53,343
United Technologies Corporation	423	60,324
		251,511

Air Freight & Logistics – 0.71%
C.H. Robinson Worldwide, Inc.	141	11,421
FedEx Corporation	362	68,585
Hub Group, Inc., Class A (a)	423	17,584
United Parcel Service, Inc., Class B	5,133	545,227
XPO Logistics, Inc. (a)	137	9,327
		652,144

Airlines – 0.29%
Air Canada (a)(b)	1,349	32,383
Alaska Air Group, Inc.	283	17,518
American Airlines Group, Inc.	568	19,414
JetBlue Airways Corporation (a)	634	11,761
Ryanair Holdings plc – SP ADR (a)(b)	1,029	79,891
Southwest Airlines Company	142	7,701
Spirit Airlines, Inc. (a)	426	23,166
WestJet Airlines Ltd. (b)	4,919	69,432
		261,266

Auto Components – 0.07%
Dana, Inc.	3,174	61,893

Automobiles – 0.08%
General Motors Company	1,708	66,527
Winnebago Industries, Inc.	282	9,974
		76,501

Banks – 0.99%
Citigroup, Inc.	1,762	124,573
Comerica, Inc.	833	65,465
First Horizon National Corporation	4,970	74,997
Investors Bancorp, Inc.	4,970	58,398
KeyCorp	4,618	81,046
Popular, Inc.	1,764	101,800
Regions Financial Corporation	4,935	76,641

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Banks – 0.99% (Continued)
Synovus Financial Corporation	7,037	$259,384
Valley National Bancorp	1,410	14,777
Wells Fargo & Company	1,065	51,557
		908,638

Beverages – 0.11%
The Coca-Cola Company	1,789	87,768
Monster Beverage Corporation (a)	256	15,258
		103,026

Biotechnology – 0.85%
AbbVie, Inc.	189	15,005
Aboena Therapeutics, Inc. (a)	68	524
ACADIA Pharmaceuticals, Inc. (a)	1,557	37,446
Acceleron Pharma, Inc. (a)	68	2,770
Adaptimmune Therapeutics plc (a)(b)	685	3,288
Albireo Pharma, Inc. (a)	685	23,578
Aldeyra Therapeutics, Inc. (a)	2,760	22,825
Alexion Pharmaceuticals, Inc. (a)	42	5,717
Argenx SE – ADR (a)(b)	548	70,182
Array BioPharma, Inc. (a)	871	19,693
Autolus Therapeutics plc (a)(b)	548	14,347
Biogen, Inc. (a)	97	22,236
Biohaven Pharmaceutical Holding Company Ltd. (a)(b)	152	9,097
BioMarin Pharmaceutical, Inc. (a)	436	37,291
bluebird Bio, Inc. (a)	21	2,978
Celgene Corporation (a)	68	6,437
Clovis Oncology, Inc. (a)	425	7,765
Cytokinetics, Inc. (a)	104	917
Dynavax Technologies Corporation (a)	603	4,010
Eiger BioPharmaceuticals, Inc. (a)	1,794	19,608
Epizyme, Inc. (a)	959	11,901
Exelixis, Inc. (a)	1,340	26,344
Fate Therapeutics, Inc. (a)	345	5,796
Fennec Pharmaceuticals, Inc. (a)(b)	335	1,491
FibroGen, Inc. (a)	274	12,804
Gilead Sciences, Inc.	113	7,350
GlycoMimetics, Inc. (a)	139	1,692
Heron Therapeutics, Inc. (a)	204	4,423
Incyte Corporation (a)	781	59,981
Insmed, Inc. (a)	480	14,611
Intercept Pharmaceuticals, Inc. (a)	123	10,600
Ionis Pharmaceuticals, Inc. (a)	137	10,183

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Biotechnology – 0.85% (Continued)
Kalvista Pharmaceuticals, Inc. (a)	751	$17,273
Karyopharm Therapeutics, Inc. (a)	335	1,564
Merus NV (a)(b)	402	6,207
Neon Therapeutics, Inc. (a)	151	930
Neurocrine Biosciences, Inc. (a)	923	66,678
ObsEva SA (a)(b)	308	4,281
Oncocyte Corporation (a)	345	1,483
Precision Biosciences, Inc. (a)	607	7,891
Progenics Pharmaceuticals, Inc. (a)	536	2,755
Radius Health, Inc. (a)	138	3,039
Regeneron Pharmaceuticals, Inc. (a)	14	4,804
Rigel Pharmaceuticals, Inc. (a)	6,834	15,240
Rocket Pharmaceuticals, Inc. (a)	142	2,636
Sage Therapeutics, Inc. (a)	14	2,355
Sangamo Therapeutics, Inc. (a)	408	4,770
Saperta Therapeutics, Inc. (a)	85	9,940
Seattle Genetics, Inc. (a)	395	26,773
Stemline Therapeutics, Inc. (a)	70	1,050
Tyme Technologies, Inc. (a)	938	1,416
Vanda Pharmaceuticals, Inc. (a)	1,139	18,554
Vertex Pharmaceuticals, Inc. (a)	497	83,983
Viking Therapeutics, Inc. (a)	69	540
Voyager Therapeutics, Inc. (a)	85	1,794
		778,846

Building Products – 0.11%
Armstrong World Industries, Inc.	279	24,181
Masco Corporation	2,055	80,268
		104,449

Capital Markets – 0.42%
MLP SE (b)	4,853	24,462
Morgan Stanley	1,719	82,942
State Street Corporation	352	23,816
TD Ameritrade Holding Corporation	1,058	55,630
Virtu Financial, Inc., Class A	8,220	202,048
		388,898

Chemicals – 0.14%
Livent Corporation (a)	705	7,600
LyondellBasell Industries NV, Class A (b)	710	62,643
PPG Industries, Inc.	206	24,205

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Chemicals – 0.14% (Continued)
The Sherwin-Williams Company	70	$31,838
		126,286

Commercial Services & Supplies – 0.08%
Waste Management, Inc.	675	72,455

Communications Equipment – 0.17%
Acacia Communications, Inc. (a)	274	15,859
Calix, Inc. (a)	4,795	32,846
Ciena Corporation (a)	146	5,600
Cisco Systems, Inc.	268	14,995
Nokia OYJ – ADR	15,510	81,893
		151,193

Construction & Engineering – 0.09%
AECOM (a)	875	29,662
Dycom Industries, Inc. (a)	1,028	50,979
		80,641

Construction Materials – 0.17%
Eagle Materials, Inc.	623	56,637
Martin Marietta Materials, Inc.	310	68,789
Vulcan Materials Company	231	29,131
		154,557

Consumer Finance – 0.26%
American Express Company	1,941	227,543
Capital One Financial Corporation	141	13,089
		240,632

Containers & Packaging – 0.01%
Avery Dennison Corporation	68	7,524

Distributors – 0.01%
Greenlane Holdings, Inc., Class A (a)	224	3,808
LKQ Corporation (a)	71	2,137
		5,945

Diversified Financial Services – 0.23%
AXA Equitable Holdings, Inc.	1,050	23,824
Berkshire Hathaway, Inc., Class B (a)	869	188,321
		212,145

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Diversified Telecommunication Services – 0.05%
Zayo Group Holdings, Inc. (a)	1,551	$48,531

Electric Utilities – 2.53%
American Electrical Power Company, Inc. (f)	3,939	336,982
Avangrid, Inc.	352	18,026
Duke Energy Corporation	2,362	215,225
Edison International	572	36,476
Entergy Corporation	4,511	437,116
Evergy, Inc.	5,650	326,683
Exelon Corporation	6,864	349,721
FirstEnergy Corporation	6,987	293,664
Fortum OYJ (b)	1,050	22,271
NextEra Energy, Inc. (f)	1,059	205,912
Oersted A/S (b)	274	21,013
Pinnacle West Capital Corporation	616	58,686
		2,321,775

Electrical Equipment – 0.19%
AMETEK, Inc.	859	75,738
Emerson Electric Company	213	15,121
nVent Electric plc (b)	2,952	82,508
		173,367

Electronic Equipment, Instruments & Components – 0.18%
Coherent, Inc. (a)	284	42,035
II-VI, Inc. (a)	1,028	40,956
SYNNEX Corporation	796	85,872
		168,863

Energy Equipment & Services – 0.02%
Halliburton Company	576	16,318

Entertainment – 0.42%
Activision Blizzard, Inc.	705	33,988
Netflix, Inc. (a)	85	31,496
The Walt Disney Company	2,024	277,227
Zynga, Inc., Class A (a)	8,100	45,846
		388,557
Food & Staples Retailing – 0.06%
Sprouts Farmers Market, Inc. (a)	2,414	51,708

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Food Products – 0.48%
B&G Foods, Inc.	2,187	$56,862
Hostess Brands, Inc. (a)	4,200	56,280
The JM Smucker Company	719	88,171
Lamb Weston Holdings, Inc.	451	31,592
Mondelez International, Inc., Class A	594	30,205
Nestle SA – Reg (b)	731	70,379
Nomad Foods Ltd. (a)(b)	882	18,346
Post Holdings, Inc. (a)	322	36,315
Sanderson Farms, Inc.	144	21,835
The Simply Good Foods Company (a)	663	14,891
Tyson Foods, Inc., Class A	197	14,777
		439,653

Health Care Equipment & Supplies – 0.40%
ABIOMED, Inc. (a)	212	58,811
Alcon, Inc. (a)(b)	68	3,958
AtriCure, Inc. (a)	134	4,023
Avedro, Inc. (a)	335	4,566
BioLife Solutions, Inc. (a)	67	1,122
Boston Scientific Corporation (a)	822	30,513
Cardiovascular Systems, Inc. (a)	137	4,869
DexCom, Inc. (a)	734	88,865
Edwards Lifesciences Corporation (a)	209	36,799
GenMark Diagnostics, Inc. (a)	1,644	11,902
IDEXX Laboratories, Inc. (a)	27	6,264
Intuitive Surgical, Inc. (a)	27	13,787
iRhythm Technologies, Inc. (a)	219	16,712
Nevro Corporation (a)	137	8,454
Nuvectra Corporation (a)	141	1,331
Tactile Systems Technology, Inc. (a)	96	4,777
Tandem Diabetes Care, Inc. (a)	258	15,844
Valeritas Holdings, Inc. (a)	1,675	502
ViewRay, Inc. (a)	776	5,401
Wright Medical Group NV (a)(b)	1,474	43,586
		362,086

Health Care Providers & Services – 0.12%
Anthem, Inc.	169	44,452
Centene Corporation (a)	206	10,621
Humana, Inc.	199	50,827
Owens & Minor, Inc.	268	914
		106,814

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Health Care Technology – 0.00%
Teladoc Health, Inc. (a)	70	$3,982

Hotels, Restaurants & Leisure – 0.80%
Boyd Gaming Corporation	3,621	104,212
Carnival Corporation (b)	1,027	56,341
Hilton Worldwide Holdings, Inc.	795	69,157
Jack in the Box, Inc.	2,528	194,909
MGM Resorts International	1,420	37,815
Papa John’s International, Inc.	2,101	107,487
Royal Caribbean Cruises Ltd. (b)	710	85,868
Texas Roadhouse, Inc.	1,420	76,694
		732,483

Household Durables – 0.11%
Lennar Corporation, Class A	595	30,958
Mohawk Industries, Inc. (a)	238	32,427
PulteGroup, Inc.	876	27,559
Roku, Inc. (a)	89	5,660
		96,604

Household Products – 0.20%
Church & Dwight Company, Inc.	461	34,552
Colgate-Palmolive Company	909	66,166
The Procter & Gamble Company	804	85,610
		186,328

Independent Power and Renewable Electricity Producers – 0.19%
NextEra Energy Partners LP	282	12,980
NRG Energy, Inc.	2,130	87,692
Vistra Energy Corporation	2,698	73,521
		174,193

Industrial Conglomerates – 0.24%
General Electric Company	1,002	10,190
Honeywell International, Inc.	876	152,100
Roper Technologies, Inc.	40	14,388
Siemens AG, Reg (b)	362	43,405
		220,083

Insurance – 1.52%
American Financial Group, Inc.	1,015	105,083
American International Group, Inc. (f)	2,680	127,488
Arthur J. Gallagher & Company	1,443	120,664

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Insurance – 1.52% (Continued)
Assurant, Inc.	2,412	$229,140
Axis Capital Holdings Ltd. (b)	4,465	253,835
Fairfax Financial Holdings Ltd. (a)(b)	146	69,625
The Hanover Insurance Group, Inc.	1,437	173,316
The Hartford Financial Services Group, Inc.	2,780	145,422
Marsh & McLennan Companies, Inc.	203	19,141
MBIA, Inc. (a)	7,016	67,845
Palomar Holdings, Inc. (a)	1,672	33,406
RenaissanceRe Holdings Ltd. (b)	69	10,720
Willis Towers Watson plc (b)	213	39,264
		1,394,949

Interactive Media & Services – 0.43%
Alphabet, Inc., Class A (a)	224	268,567
Cars.com, Inc. (a)	548	11,404
EverQuote, Inc., Class A (a)	2,316	20,844
Facebook, Inc., Class A (a)	220	42,548
Twitter, Inc. (a)	1,199	47,852
Zillow Group, Inc., Class C (a)	204	6,814
		398,029

Internet & Direct Marketing Retail – 0.50%
Amazon.com, Inc. (a)	122	235,036
eBay, Inc.	2,820	109,275
Expedia, Inc.	599	77,774
Shutterfly, Inc. (a)	852	37,343
		459,428

IT Services – 0.73%
Accenture plc, Class A (b)	490	89,508
Alliance Data Systems Corporation	141	22,574
Black Knight, Inc. (a)	815	45,982
Conduent, Inc. (a)	2,415	30,985
DXC Technology Company	2,115	139,040
Fidelity National Information Services, Inc.	213	24,693
LiveRamp Holdings, Inc. (a)	2,070	120,743
Okta, Inc. (a)	171	17,789
Science Applications International Corporation	1,333	99,909
Worldpay, Inc., Class A (a)	685	80,289
		671,512

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Leisure Products – 0.03%
Mattel, Inc. (a)	2,343	$28,561
Old PSG Wind-Down Ltd. (a)(b)(g)	2,127	865
		29,426

Life Sciences Tools & Services – 0.06%
Agilent Technologies, Inc.	245	19,232
Fluidigm Corporation (a)	1,507	20,706
NanoString Technologies, Inc. (a)	411	10,674
		50,612

Machinery – 0.57%
Caterpillar, Inc.	592	82,537
Deere & Company	245	40,579
Dover Corporation	428	41,961
Harsco Corporation (a)	544	12,316
Ingersoll-Rand plc (b)	1,370	167,976
Stanley Black & Decker, Inc.	848	124,317
The Timken Company	532	25,509
Wabash National Corporation	1,249	18,835
Wabtec Corporation	168	12,444
		526,474

Marine – 0.00%
Genco Shipping & Trading Ltd. (a)(b)	141	1,424

Media – 0.82%
Altice USA, Inc., Class A	5,197	122,441
CBS Corporation, Class B	3,318	170,114
comScore, Inc. (a)	27,352	343,268
Gray Television, Inc. (a)	2,208	51,734
The Interpublic Group of Companies, Inc.	1,833	42,159
Nexstar Media Group, Inc., Class A	205	23,995
		753,711

Multiline Retail – 0.11%
Big Lots, Inc.	373	13,861
Target Corporation	1,100	85,162
		99,023

Multi-Utilities – 0.48%
CenterPoint Energy, Inc.	418	12,958
CMS Energy Corporation	2,444	135,764
National Grid plc – ADR	340	18,605

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Multi-Utilities – 0.48% (Continued)
NiSource, Inc.	4,638	$128,844
RWE AG (b)	274	7,028
Sempra Energy (f)	959	122,704
WEC Energy Group, Inc.	140	10,980
		436,883

Oil, Gas & Consumable Fuels – 2.87%
Andeavor Logistics LP	422	14,150
Apache Corporation	144	4,739
Ardmore Shipping Corporation (a)(b)	666	4,649
BP plc – ADR	217	9,489
Buckeye Partners LP	145	4,852
Cabot Oil & Gas Corporation	5,710	147,832
Callon Petroleum Company (a)	6,852	51,459
Cheniere Energy, Inc. (a)	213	13,707
ConocoPhillips	3,702	233,670
CONSOL Energy, Inc. (a)	429	14,543
Continental Resources, Inc. (a)	3,399	156,320
Diamond S Shipping, Inc. (a)(b)	733	9,566
Diamondback Energy, Inc.	3,483	370,556
Encana Corporation (b)	17,829	123,555
Energy Transfer LP	3,495	52,844
EnLink Midstream LLC	721	8,428
Enterprise Products Partners LP	1,502	43,002
EOG Resources, Inc.	3,208	308,128
GasLog Ltd. (b)	784	12,254
Genesis Energy LP	483	10,713
Golar LNG Ltd. (b)(f)	254	4,963
Marathon Oil Corporation	12,638	215,352
Marathon Petroleum Corporation	1,428	86,922
MPLX LP	356	11,485
Murphy Oil Corporation	2,503	68,182
Oasis Petroleum, Inc. (a)	14,391	87,785
Peabody Energy Corporation	490	14,097
Pioneer Natural Resources Company	1,034	172,120
Plains All American Pipeline LP	3,230	74,774
Suncor Energy, Inc. (b)	358	11,814
Targa Resources Corporation	705	28,306
Teekay Tankers Ltd., Class A (a)(b)	1,413	1,540
The Williams Companies. Inc.	1,761	49,889
WPX Energy, Inc. (a)	15,047	209,003
		2,630,688

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Paper & Forest Products – 0.01%
Louisiana-Pacific Corporation	497	$12,450

Pharmaceuticals – 0.37%
Aerie Pharmaceuticals, Inc. (a)	343	13,085
Alimera Sciences, Inc. (a)	1,142	1,108
Allergan plc (b)	335	49,245
Aratana Therapeutics, Inc. (a)	1,410	6,627
AstraZeneca plc – ADR	1,781	67,072
Bristol Myers-Squibb Company	1,058	49,123
Cymabay Therapeutics, Inc. (a)	1,072	13,732
GW Pharmaceuticals plc – ADR (a)(b)	206	34,878
Intra-Cellular Therapies, Inc. (a)	402	5,294
The Medicines Company (a)	335	10,703
Merck & Company, Inc.	343	26,998
MyoKardia, Inc. (a)	356	17,081
Newron Pharmaceuticals SpA (a)(b)	670	6,016
Novartis AG – ADR (b)	342	28,123
Paratek Pharmaceuticals, Inc. (a)	590	3,251
TherapeuticsMD, Inc. (a)	685	2,946
Urovant Sciences Ltd. (a)(b)	209	1,540
Zogenix, Inc. (a)	99	3,860
		340,682

Professional Services – 0.05%
Nielsen Holdings plc (b)	1,704	43,503

Real Estate Investment Trusts (REITs) – 12.43%
Acadia Realty Trust	7,757	219,058
American Assets Trust, Inc.	9,252	427,350
American Homes 4 Rent, Class A	2,937	70,429
Americold Realty Trust	25,519	816,863
AvalonBay Communities, Inc.	2,607	523,824
Boston Properties, Inc.	3,103	427,035
Camden Property Trust	2,112	212,573
CareTrust REIT, Inc.	12,149	294,613
Cousins Properties, Inc.	48,058	459,915
CyrusOne, Inc.	12,097	673,682
Douglas Emmett, Inc.	6,030	248,376
Duke Realty Corporation	15,068	468,916
Four Corners Property Trust, Inc.	14,875	423,045
Gaming and Leisure Properties, Inc.	1,918	77,449

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Real Estate Investment Trusts (REITs) – 12.43% (Continued)
Healthcare Trust of America, Inc., Class A	21,089	$581,635
Host Hotels & Resorts, Inc.	3,697	71,130
Hudson Pacific Properties, Inc.	16,670	581,116
Invitation Homes, Inc.	12,272	305,082
Kilroy Realty Corporation	7,592	583,901
Mid-America Apartment Communities, Inc.	2,982	326,261
National Health Investors, Inc.	1,541	116,238
Omega Healthcare Investors, Inc.	7,374	260,966
Outfront Media, Inc.	2,085	49,685
QTS Realty Trust, Inc., Class A	4,834	219,222
Regency Centers Corporation	10,029	673,648
Retail Opportunity Investments Corporation	1,640	28,782
Rexford Industrial Realty, Inc.	2,125	80,516
Sabra Health Care REIT, Inc.	13,605	266,114
SITE Centers Corporation	12,943	171,365
STAG Industrial, Inc.	8,123	233,780
Terreno Realty Corporation	2,379	106,222
VICI Properties, Inc.	39,959	911,066
Weingarten Realty Investors	17,029	492,819
		11,402,676

Road & Rail – 0.74%
Celadon Group, Inc. (a)	1,787	4,557
Covenant Transportation Group, Inc., Class A (a)	1,306	25,506
DSV A/S (b)	284	26,318
J.B. Hunt Transport Services, Inc.	3,554	335,782
Knight-Swift Transportation Holdings, Inc.	14	467
Old Dominion Freight Line, Inc.	962	143,607
Ryder System, Inc.	141	8,883
Saia, Inc. (a)	191	12,298
Union Pacific Corporation	669	118,440
YRC Worldwide, Inc. (a)	685	4,665
		680,523

Semiconductors & Semiconductor Equipment – 1.25%
Ambarella, Inc. (a)(b)	494	24,759
Analog Devices, Inc.	367	42,660
Applied Materials, Inc.	1,644	72,451
Broadcom, Inc.	303	96,475
Infineon Technologies AG (b)	2,740	64,954
Lam Research Corporation	987	204,733
MACOM Technology Solutions Holdings, Inc. (a)	2,961	41,128

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Semiconductors & Semiconductor Equipment – 1.25% (Continued)
Microchip Technology, Inc.	548	$54,740
Micron Technology, Inc. (a)	635	26,708
MKS Instruments, Inc.	536	48,781
Monolithic Power Systems, Inc.	201	31,298
NXP Semiconductors NV (b)	533	56,296
QUALCOMM, Inc. (f)	3,400	292,842
Skyworks Solutions, Inc.	840	74,071
Xperi Corporation	680	16,898
		1,148,794

Software – 2.44%
Adobe, Inc. (a)	53	15,330
BlackBerry Ltd. (a)(b)	1,138	10,447
Bottomline Technologies DE, Inc. (a)	2,445	123,644
Carbon Black, Inc. (a)	3,795	52,143
CommVault Systems, Inc. (a)	212	11,151
Cornerstone OnDemand, Inc. (a)	1,005	54,923
CyberArk Software Ltd. (a)(b)	710	91,540
ForeScout Technologies, Inc. (a)	3,938	165,554
J2 Global, Inc.	402	35,223
LivePerson, Inc. (a)	476	13,961
Microsoft Corporation	1,904	248,662
Mimecast Ltd. (a)(b)	846	43,578
Nutanix, Inc., Class A (a)	2,115	91,347
Oracle Corporation	1,400	77,462
Palo Alto Networks, Inc. (a)	672	167,214
Proofpoint, Inc. (a)	303	38,002
RingCentral, Inc., Class A (a)	402	46,781
SailPoint Technologies Holdings, Inc. (a)	342	9,665
salesforce.com, Inc. (a)	1,044	172,625
ServiceNow, Inc. (a)	518	140,642
SS&C Technologies Holdings, Inc.	959	64,886
Symantec Corporation	9,790	237,016
Take-Two Interactive Software, Inc. (a)	1,215	117,648
TiVo Corporation	670	6,278
Tufin Software Technologies Ltd. (a)(b)	343	7,690
Workday, Inc., Class A (a)	414	85,131
Yext, Inc. (a)	1,094	23,970
Zendesk, Inc. (a)	653	57,320
Zoom Video Communications, Inc., Class A (a)	433	31,380
		2,241,213

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Special Purpose Acquisition Vehicle – 0.34%
Tiberius Acquisition Corporation (a)	29,450	$307,164

Specialty Retail – 0.03%
The Home Depot, Inc.	110	22,407

Technology Hardware, Storage & Peripherals – 0.11%
Apple, Inc.	71	14,248
Diebold Nixdorf, Inc. (a)	568	5,731
Seagate Technology plc (b)	888	42,908
Western Digital Corporation (f)	738	37,726
		100,613

Thrifts & Mortgage Finance – 0.18%
Essent Group Ltd. (a)(b)	2,521	119,621
Genworth MI Canada, Inc. (a)(b)	1,491	46,332
		165,953
Trading Companies & Distributors – 0.21%
HD Supply Holdings, Inc. (a)	1,502	68,626
United Rentals, Inc. (a)	625	88,075
W.W. Grainger, Inc.	140	39,480
		196,181

Wireless Telecommunication Services – 0.06%
T-Mobile U.S., Inc. (a)	705	51,458
Total Long Common Stocks
(Cost $33,263,437)		34,295,671

LONG CONVERTIBLE PREFERRED STOCKS – 0.17%

Electric Utilities – 0.05%
American Electric Power Company, Inc.
6.125%, 3/15/2022	890	46,262

Multi-Utilities – 0.09%
Sempra Energy
6.750%, 7/15/2021	762	81,938

Water Utilities – 0.03%
Aqua America, Inc. (a)
6.000%, 4/30//2022	564	30,783
Total Long Convertible Preferred Stocks
(Cost $153,952)		158,983

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

LONG EXCHANGE TRADED FUNDS – 35.77%
Consumer Staples Select Sector SPDR Fund (f)	596	$34,395
Energy Select Sector SPDR Fund	411	27,171
Health Care Select Sector SPDR Fund	1,086	96,936
Industrial Select Sector SPDR Fund	1,191	92,910
Invesco QQQ Trust Series 1	858	162,625
Invesco S&P 500 Equal Weight ETF	40,786	4,412,637
iShares 20+ Year Treasury Bond ETF (f)	945	116,849
iShares 7-10 Year Treasury Bond ETF	493	52,209
iShares China Large-Cap ETF	564	25,092
iShares iBoxx $ High Yield Corporate Bond ETF	155,936	13,557,076
iShares iBoxx $ Investment Grade Corporate Bond ETF (e)	113,491	13,530,397
iShares MSCI Emerging Markets ETF	204	8,962
iShares MSCI Germany Index Fund ETF	2,397	69,034
iShares Russell 2000 ETF	448	70,914
iShares U.S. Home Construction ETF	1,340	50,866
SPDR S&P 500 ETF Trust (f)	366	107,611
SPDR S&P Metals & Mining ETF	1,269	36,585
SPDR S&P MidCap 400 ETF Trust	631	226,592
SPDR S&P Oil & Gas Exploration & Production ETF	846	26,184
SPDR S&P Retail ETF	973	44,447
United States Natural Gas Fund LP (a)	1,369	30,570
United States Oil Fund LP (a)	2,098	27,883
Total Long Exchange Traded Funds
(Cost $32,269,927)		32,807,945

LONG WARRANTS – 0.00%
Valeritas Holdings, Inc. (a)(b)	1,688	0
Valeritas Holdings, Inc. (a)(b)	1,688	0
		0
Total Long Warrants
(Cost $34)		0

PURCHASED OPTIONS – 0.62%	Contracts (c)	Notional Cost
Purchased Call Options (c) – 0.25%
Accelerate Diagnostics, Inc.
Expiration: May 2019, Exercise Price: $25.00	1	$1,950	15
Allegheny Technologies, Inc.
Expiration: July 2019, Exercise Price: $30.00	19	47,348	427
The Allstate Corporation
Expiration: May 2019, Exercise Price: $100.00	20	198,120	3,160

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Contracts (c)	Notional Cost	Value

Purchased Call Options (c) – 0.25% (Continued)
American International Group, Inc.
Expiration: July 2019, Exercise Price: $50.00	106	$504,242	$9,964
Anadarko Petroleum Corporation
Expiration: May 2019, Exercise Price: $65.00	8	58,280	6,400
Anaplan, Inc.
Expiration: May 2019, Exercise Price: $45.00	10	39,370	175
Assurant, Inc.
Expiration: May 2019, Exercise Price: $100.00	19	180,500	1,425
Autoliv, Inc.
Expiration: May 2019, Exercise Price: $90.00	4	31,396	150
Axis Capital Holdings Ltd.
Expiration: June 2019, Exercise Price: $60.00	40	227,400	3,500
Berkshire Hathaway, Inc.
Expiration: June 2019, Exercise Price: $220.00	10	216,710	3,625
Black Knight, Inc.
Expiration: July 2019, Exercise Price: $60.00	21	118,482	1,732
Boston Scientific Corporation
Expiration: May 2019, Exercise Price: $35.00	1	3,712	238
Broadridge Financial Solutions, Inc.
Expiration: June 2019, Exercise Price: $120.00	10	118,130	3,450
Bunge Ltd.
Expiration: July 2019, Exercise Price: $60.00	9	47,169	517
Callon Petroleum Company
Expiration: July 2019, Exercise Price: $9.00	137	102,887	4,110
Caterpillar, Inc.
Expiration: May 2019, Exercise Price: $152.50	7	97,594	10
CBOE Global Markets, Inc.
Expiration: May 2019, Exercise Price: $30.00	23	29,992	920
CBT 10-Year Treasury
Expiration: June 2019, Exercise Price: $125.50	18	2,226	1,125
CF Industries
Expiration: May 2019, Exercise Price: $50.00	27	120,906	797
Cognizant Technology Solutions Corporation
Expiration: May 2019, Exercise Price: $75.00	7	51,072	507
DXC Technology Company
Expiration: June 2019, Exercise Price: $67.50	4	26,296	810
Dycom Industries, Inc.
Expiration: June 2019, Exercise Price: $60.00	14	69,426	1,610

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Contracts (c)	Notional Cost	Value

Purchased Call Options (c) – 0.25% (Continued)
E*TRADE Financial Corporation
Expiration: May 2019, Exercise Price: $50.00	4	$70,924	$570
Expiration: June 2019, Exercise Price: $55.00	71	283,696	4,047
Energy Transfer LP
Expiration: May 2019, Exercise Price: $16.00	43	65,016	215
Everest Re Group Ltd.
Expiration: June 2019, Exercise Price: $250.00	5	117,750	1,025
Fidelity National Information Services, Inc.
Expiration: June 2019, Exercise Price: $115.00	15	173,895	5,925
Financial Select Sector SPDR Fund
Expiration: May 2019, Exercise Price: $28.00	45	126,090	1,642
Expiration: June 2019, Exercise Price: $28.00	35	98,070	2,293
Fiserv, Inc.
Expiration: June 2019, Exercise Price: $90.00	28	209,376	4,900
Golar LNG Ltd.
Expiration: September 2019, Exercise Price: $25.00	26	50,804	1,495
The Hartford Financial Services Group, Inc.
Expiration: June 2019, Exercise Price: $55.00	106	554,486	6,360
Intel Corporation
Expiration: May 2019, Exercise Price: $58.00	7	35,728	3
Intersect Entertainment, Inc.
Expiration: July 2019, Exercise Price: $35.00	2	6,498	425
Intra-Cellular Therapies, Inc.
Expiration: June 2019, Exercise Price: $15.00	1	1,317	200
Expiration: June 2019, Exercise Price: $17.50	1	1,317	120
Marathon Petroleum Corporation
Expiration: June 2019, Exercise Price: $70.00	27	164,349	1,053
Mohawk Industries, Inc.
Expiration: May 2019, Exercise Price: $150.00	6	81,750	105
Noble Energy, Inc.
Expiration: May 2019, Exercise Price: $32.50	11	29,766	55
Expiration: August 2019, Exercise Price: $30.00	69	186,714	8,108
Nokia OYJ
Expiration: May 2019, Exercise Price: $6.00	70	36,960	35
Oasis Petroleum, Inc.
Expiration: May 2019, Exercise Price: $7.00	41	25,010	308
Pioneer Natural Resources Company
Expiration: June 2019, Exercise Price: $185.00	17	282,982	5,185
QUALCOMM, Inc.
Expiration: May 2019, Exercise Price: $60.00	49	422,037	128,870

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Contracts (c)	Notional Cost	Value

Purchased Call Options (c) – 0.25% (Continued)
Sangamo Therapeutics, Inc.
Expiration: May 2019, Exercise Price: $16.00	1	$1,169	$8
Shutterfly, Inc.
Expiration: June 2019, Exercise Price: $47.50	10	43,830	1,475
Square, Inc.
Expiration: June 2019, Exercise Price: $80.00	36	262,152	7,272
Symantec Corporation
Expiration: May 2019, Exercise Price: $26.00	14	33,894	574
Targa Resources Corporation
Expiration: May 2019, Exercise Price: $43.00	9	44,165	270
Teradata Corporation
Expiration: May 2019, Exercise Price: $47.50	14	63,658	945
TG Therapeutics, Inc.
Expiration: May 2019, Exercise Price: $10.00	1	795	22
TiVo Corporation
Expiration: July 2019, Exercise Price: $10.00	7	6,559	350
Vanda Pharmaceuticals, Inc.
Expiration: June 2019, Exercise Price: $22.00	1	1,629	28
Vulcan Materials Company
Expiration: May 2019, Exercise Price: $130.00	7	88,277	1,628
WisdomTree Investments, Inc.
Expiration: June 2019, Exercise Price: $9.00	127	91,440	318
YRC Worldwide, Inc.
Expiration: May 2019, Exercise Price: $9.00	10	6,810	75
Zillow Group, Inc.
Expiration: May 2019, Exercise Price: $33.50	6	20,040	1,320
Total Purchased Call Options
(Cost $113,936)			231,891

Purchased Put Options (c) – 0.37%
3M Company
Expiration: January 2020, Exercise Price: $190.00	201	3,809,151	268,837
ABIOMED, Inc.
Expiration: May 2019, Exercise Price: $250.00	1	27,741	550
AerCap Holdings NV
Expiration: May 2019, Exercise Price: $47.50	4	19,856	200
Apple, Inc.
Expiration: May 2019, Exercise Price: $200.00	6	80,268	2,985
CBS Corporation
Expiration: May 2019, Exercise Price: $51.00	7	35,889	570

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Contracts (c)	Notional Cost	Value

Purchased Put Options (c) – 0.37% (Continued)
Chubb Ltd.
Expiration: May 2019, Exercise Price: $135.00	31	$450,120	$775
Dana, Inc.
Expiration: May 2019, Exercise Price: $19.00	6	11,700	345
Domino’s Pizza, Inc.
Expiration: June 2019, Exercise Price: $240.00	1	27,058	245
Edwards Lifesciences Corporation
Expiration: May 2019, Exercise Price: $170.00	1	17,607	177
Expiration: May 2019, Exercise Price: $175.00	1	17,607	335
FibroGen, Inc.
Expiration: May 2019, Exercise Price: $45.00	1	4,673	260
Frontline Ltd.
Expiration: August 2019, Exercise Price: $7.00	19	15,561	760
iShares Russell 2000 ETF
Expiration: May 2019, Exercise Price: $154.00	22	348,238	1,650
JPMorgan Alerian MLP Index ETN
Expiration: May 2019, Exercise Price: $25.50	14	35,112	1,050
JPMorgan Chase & Company
Expiration: May 2019, Exercise Price: $100.00	41	475,805	102
Expiration: May 2019, Exercise Price: $110.00	27	313,335	527
Mastercard, Inc.
Expiration: May 2019, Exercise Price: $235.00	18	457,632	495
The Progressive Corporation
Expiration: May 2019, Exercise Price: $75.00	14	109,410	385
QUALCOMM, Inc.
Expiration: June 2019, Exercise Price: $52.50	7	60,291	14
Scorpio Tankers, Inc.
Expiration: May 2019, Exercise Price: $23.00	8	20,624	260
SPDR Health Care Select Sector Fund
Expiration: May 2019, Exercise Price: $85.00	2	17,852	30
SPDR S&P 500 ETF Trust
Expiration: May 2019, Exercise Price: $265.00	7	205,814	108
Expiration: May 2019, Exercise Price: $278.00	28	823,256	1,064
SPDR S&P Biotech ETF
Expiration: May 2019, Exercise Price: $82.00	1	8,520	107
Expiration: May 2019, Exercise Price: $84.00	1	8,520	171
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: May 2019, Exercise Price: $31.00	7	21,665	287
Expiration: May 2019, Exercise Price: $31.50	14	43,330	994
Expiration: May 2019, Exercise Price: $30.50	226	699,470	14,238
Expiration: May 2019, Exercise Price: $32.00	233	721,135	33,552

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Contracts (c)	Notional Cost	Value

Purchased Put Options (c) – 0.37% (Continued)
Targa Resources Corporation
Expiration: May 2019, Exercise Price: $37.00	11	$44,165	$275
Tenet Healthcare Corporation
Expiration: May 2019, Exercise Price: $25.00	1	2,190	315
Tesla, Inc.
Expiration: May 2019, Exercise Price: $235.00	2	47,738	1,685
Total System Services, Inc.
Expiration: May 2019, Exercise Price: $95.00	8	81,792	100
The Travelers Companies. Inc.
Expiration: May 2019, Exercise Price: $135.00	27	388,125	473
Trex Company, Inc.
Expiration: May 2019, Exercise Price: $70.00	1	6,927	228
United Continental Holdings, Inc.
Expiration: May 2019, Exercise Price: $86.00	14	124,404	742
United States Oil Fund LP
Expiration: May 2019, Exercise Price: $13.00	43	57,147	237
Expiration: May 2019, Exercise Price: $12.50	14	18,606	112
Expiration: October 2019, Exercise Price: $12.50	10	13,290	605
Utilities Select Sector SPDR Fund
Expiration: May 2019, Exercise Price: $58.00	50	205,485	350
Visa, Inc.
Expiration: May 2019, Exercise Price: $155.00	27	443,961	675
Expiration: May 2019, Exercise Price: $157.50	21	345,303	809
Expiration: May 2019, Exercise Price: $162.50	21	345,303	2,709
Wells Fargo & Company
Expiration: May 2019, Exercise Price: $45.00	14	67,774	147
Werner Enterprises, Inc.
Expiration: May 2019, Exercise Price: $35.00	1	3,350	175
Total Purchased Put Options
(Cost $255,527)			340,710
Total Purchased Options
(Cost $369,463)			572,601

LONG SHORT-TERM INVESTMENTS – 22.47%	Shares
Fidelity Investments Money Market Funds Government Portfolio,
Institutionals Share Class, 2.31% (d)(e)	20,609,706	20,609,706
Total Long Money Market Funds
(Cost $20,609,706)		20,609,706
Total Long Investments
(Cost $86,666,519) – 96.39%		88,444,906

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

SECURITIES SOLD SHORT (h) – (35.78)%
SHORT COMMON STOCKS – (28.82)%

Aerospace & Defense – (0.15)%
Lockheed Martin Corporation	(121)	$(40,333)
Raytheon Company	(282)	(50,080)
United Technologies Corporation	(359)	(51,197)
		(141,610)

Air Freight & Logistics – (0.19)%
C.H. Robinson Worldwide, Inc.	(176)	(14,256)
Deutsche Post AG (b)	(1,420)	(49,214)
Echo Global Logistics, Inc.	(134)	(3,074)
Expeditors International of Washington, Inc.	(1,379)	(109,520)
		(176,064)

Airlines – (0.16)%
Delta Air Lines, Inc.	(1,411)	(82,247)
Hawaiian Holdings, Inc.	(426)	(12,018)
JetBlue Airways Corporation	(2,840)	(52,682)
		(146,947)

Auto Components – (0.11)%
American Axle & Manufacturing Holdings, Inc.	(420)	(6,195)
Aptiv plc (b)	(536)	(45,935)
Autoliv, Inc.	(529)	(41,521)
Gentex Corporation	(423)	(9,742)
		(103,393)

Automobiles – (0.06)%
Tesla, Inc.	(218)	(52,034)

Banks – (1.25)%
Bank of America Corporation	(2,503)	(76,542)
Bank of Montreal (b)	(2,100)	(165,874)
BB&T Corporation	(3,419)	(175,053)
CIT Group, Inc.	(490)	(26,102)
JPMorgan Chase & Company	(710)	(82,396)
M&T Bank Corporation	(740)	(125,852)
People’s United Financial, Inc.	(4,717)	(81,557)
The PNC Financial Services Group, Inc.	(599)	(82,021)
Royal Bank of Canada (b)	(2,130)	(169,755)
Sterling Bancorp	(670)	(14,351)
SunTrust Banks, Inc.	(1,142)	(74,778)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Banks – (1.25)% (Continued)
Wells Fargo & Company	(1,420)	$(68,742)
		(1,143,023)

Beverages – (0.18)%
Brown-Forman Corporation, Class B	(1,204)	(64,161)
PepsiCo, Inc.	(770)	(98,599)
		(162,760)

Biotechnology – (0.10)%
Amgen, Inc.	(408)	(73,163)
Denali Therapeutics, Inc.	(698)	(17,080)
Moderna, Inc.	(204)	(5,310)
		(95,553)

Building Products – (0.15)%
Fortune Brands Home & Security, Inc.	(662)	(34,940)
Johnson Controls International plc (b)	(2,648)	(99,300)
		(134,240)

Capital Markets – (0.56)%
BlackRock, Inc.	(195)	(94,622)
The Charles Schwab Corporation	(1,213)	(55,531)
Intercontinental Exchange, Inc.	(2,467)	(200,690)
Moody’s Corporation	(710)	(139,600)
Northern Trust Corporation	(247)	(24,342)
		(514,785)

Chemicals – (0.20)%
Albemarle Corporation	(106)	(7,956)
Ashland Global Holdings, Inc.	(518)	(41,715)
Dow, Inc.	(838)	(47,540)
Ecolab, Inc.	(192)	(35,343)
H.B. Fuller Company	(374)	(18,315)
The Sherwin-Williams Company	(77)	(35,022)
		(185,891)

Commercial Services & Supplies – (0.06)%
Clean Harbors, Inc.	(688)	(52,288)

Communications Equipment – (0.30)%
Acacia Communications, Inc.	(148)	(8,566)
Arista Networks, Inc.	(121)	(37,787)
Cisco Systems, Inc.	(1,445)	(80,848)
F5 Networks, Inc.	(491)	(77,038)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Communications Equipment – (0.30)% (Continued)
Juniper Networks, Inc.	(1,833)	$(50,902)
ViaSat, Inc.	(174)	(15,803)
		(270,944)

Consumer Finance – (0.04)%
Discover Financial Services	(161)	(13,120)
Synchrony Financial	(642)	(22,258)
		(35,378)

Containers & Packaging – (0.06)%
Ball Corporation	(280)	(16,783)
Bemis Company, Inc.	(423)	(24,289)
Greif, Inc., Class A	(276)	(10,908)
Packaging Corporation of America	(34)	(3,371)
		(55,351)

Distributors – (0.02)%
Core-Mark Holding Company, Inc.	(566)	(20,574)

Diversified Telecommunication Services – (0.10)%
AT&T, Inc.	(1,058)	(32,756)
Verizon Communications, Inc.	(1,058)	(60,507)
		(93,263)

Electric Utilities – (1.22)%
Alliant Energy Corporation	(1,622)	(76,607)
Eversource Energy	(685)	(49,087)
Hawaiian Electric Industries, Inc.	(2,097)	(86,983)
Iberdrola SA (b)	(2,010)	(18,266)
IDACORP, Inc.	(994)	(98,426)
OGE Energy Corporation	(2,502)	(105,935)
Portland General Electric Company	(917)	(47,968)
The Southern Company	(7,548)	(401,705)
The Xcel Energy, Inc.	(4,196)	(237,074)
		(1,122,051)

Electrical Equipment – (0.21)%
Emerson Electric Company	(1,193)	(84,691)
Rockwell Automation, Inc.	(243)	(43,913)
Sensata Technologies Holding plc (b)	(685)	(34,209)
Vestas Wind Systems A/S (b)	(352)	(31,850)
		(194,663)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Electronic Equipment, Instruments & Components – (0.02)%
Cognex Corporation	(355)	$(17,903)

Entertainment – (0.18)%
Electronic Arts, Inc.	(1,042)	(98,625)
IMAX Corporation (b)	(1,410)	(34,376)
The Marcus Corporation	(6)	(226)
Spotify Technology SA (b)	(212)	(28,783)
		(162,010)

Food & Staples Retailing – (0.18)%
Casey’s General Stores, Inc.	(705)	(93,307)
Costco Wholesale Corporation	(282)	(69,239)
		(162,546)

Food Products – (0.24)%
Campbell Soup Company	(1,036)	(40,083)
General Mills, Inc.	(423)	(21,772)
Hormel Foods Corporation	(2,002)	(79,960)
McCormick & Company, Inc.	(518)	(79,756)
		(221,571)

Health Care Equipment & Supplies – (0.15)%
Baxter International, Inc.	(402)	(30,673)
Becton, Dickinson and Company	(226)	(54,407)
Medtronic plc (b)	(342)	(30,373)
STERIS plc (b)	(150)	(19,647)
		(135,100)

Health Care Providers & Services – (0.24)%
AmerisourceBergen Corporation	(204)	(15,251)
Cigna Corporation	(134)	(21,284)
CVS Health Corporation	(205)	(11,148)
HCA Holdings, Inc.	(142)	(18,067)
Quest Diagnostics, Inc.	(350)	(33,733)
UnitedHealth Group, Inc.	(518)	(120,730)
		(220,213)

Hotels, Restaurants & Leisure – (0.35)%
Aramark	(1,340)	(41,647)
Carnival Corporation (b)	(554)	(30,393)
Domino’s Pizza, Inc.	(57)	(15,423)
Eldoratdo Resorts, Inc.	(925)	(45,667)
Hilton Worldwide Holdings, Inc.	(540)	(46,975)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Hotels, Restaurants & Leisure – (0.35)% (Continued)
Marriott International, Inc., Class A	(648)	$(88,400)
The Wendy’s Company	(1,915)	(35,638)
Yum! Brands, Inc.	(126)	(13,153)
		(317,296)

Household Durables – (0.09)%
D.R. Horton, Inc.	(296)	(13,116)
Garmin Ltd. (b)	(355)	(30,438)
Leggett & Platt, Inc.	(395)	(15,547)
LGI Homes, Inc.	(89)	(6,169)
Whirlpool Corporation	(147)	(20,406)
		(85,676)

Household Products – (0.07)%
The Clorox Company	(396)	(63,253)

Independent Power and Renewable Electricity Producers – (0.07)%
The AES Corporation	(2,556)	(43,759)
Uniper SE (b)	(589)	(17,872)
		(61,631)

Industrial Conglomerates – (0.21)%
3M Company	(1,016)	(192,542)

Insurance – (1.71)%
Aflac, Inc.	(1,065)	(53,655)
Aon plc (b)	(106)	(19,095)
Assured Guaranty Ltd. (b)	(685)	(32,675)
Chubb Ltd. (b)	(1,128)	(163,786)
Cincinnati Financial Corporation	(497)	(47,801)
Fidelity National Financial, Inc.	(2,130)	(85,093)
Loews Corporation	(1,420)	(72,832)
Manulife Financial Corporation	(2,840)	(52,297)
Marsh & McLennan Companies, Inc.	(282)	(26,590)
MetLife, Inc.	(1,380)	(63,659)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen – Reg (b)	(1,057)	(263,040)
The Progressive Corporation	(710)	(55,486)
Prudential Financial, Inc.	(852)	(90,065)
RenaissanceRe Holdings Ltd. (b)	(142)	(22,061)
Swiss Re AG (b)	(2,115)	(203,628)
The Travelers Companies, Inc.	(1,974)	(283,763)
W.R. Berkley Corporation	(568)	(34,818)
		(1,570,344)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Interactive Media & Services – (0.05)%
Cargurus, Inc.	(69)	$(2,811)
TripAdvisor, Inc.	(767)	(40,827)
Zillow Group, Inc., Class C	(134)	(4,476)
		(48,114)

Internet Software & Services – (0.9)%
Alibaba Group Holding Ltd. – ADR (b)	(391)	(72,558)
Shutterstock, Inc.	(176)	(7,119)
		(79,677)

IT Services – (0.71)%
Automatic Data Processing, Inc.	(713)	(117,210)
Booz Allen Hamilton Holding Corporation	(214)	(12,688)
Cognizant Technology Solutions Corporation, Class A	(1,207)	(88,063)
Fiserv, Inc.	(213)	(18,582)
Global Payments, Inc.	(117)	(17,090)
Infosys Ltd. – ADR	(3,556)	(38,263)
International Business Machines Corporation	(916)	(128,487)
Mastercard, Inc., Class A	(770)	(195,765)
MongoDB, Inc.	(206)	(29,030)
Square, Inc., Class A	(142)	(10,340)
		(655,518)

Leisure Products – (0.03)%
Hasbro, Inc.	(284)	(28,928)

Life Sciences Tools & Services – (0.11)%
Thermo Fisher Scientific, Inc.	(350)	(97,107)

Machinery – (0.71)%
AGCO Corporation	(619)	(43,813)
Deere & Company	(260)	(43,064)
Dover Corporation	(1,227)	(120,295)
Gardner Denver Holdings, Inc.	(909)	(30,679)
Illinois Tool Works, Inc.	(543)	(84,507)
Kennametal, Inc.	(669)	(27,228)
Lincoln Electric Holdings, Inc.	(233)	(20,334)
PACCAR, Inc.	(1,571)	(112,594)
Parker-Hannifin Corporation	(617)	(111,726)
Terex Corporation	(584)	(19,465)
The Timken Company	(452)	(21,673)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Machinery – (0.71)% (Continued)
Woodward, Inc.	(127)	$(13,830)
		(649,208)

Marine – (0.10)%
Eagle Bulk Shipping, Inc. (b)	(1,275)	(6,949)
Kirby Corporation	(895)	(73,139)
Seaspan Corporation (b)	(1,420)	(14,399)
		(94,487)

Media – (0.23)%
AMC Networks, Inc., Class A	(816)	(47,663)
Fox Corporation	(685)	(26,708)
National CineMedia, Inc.	(4,109)	(28,681)
Omnicom Group, Inc.	(1,314)	(105,159)
		(208,211)

Metals & Mining – (0.01)%
Constellium NV, Class A (b)	(564)	(5,268)
Warrior Met Coal, Inc.	(134)	(4,154)
		(9,422)

Multi-Utilities – (1.58)%
Ameren Corporation	(2,438)	(177,413)
Consolidated Edison, Inc.	(4,474)	(385,480)
DTE Energy Company	(3,511)	(441,368)
E.ON SE (b)	(1,120)	(12,042)
NorthWestern Corporation	(803)	(56,089)
Public Service Enterprise Group, Inc.	(282)	(16,821)
WEC Energy Group, Inc.	(4,653)	(364,935)
		(1,454,148)

Oil, Gas & Consumable Fuels – (0.68)%
Anadarko Petroleum Corporation	(864)	(62,943)
Antero Resources Corporation	(11,645)	(84,426)
Arch Coal, Inc., Class A	(275)	(26,670)
Cenovus Energy, Inc. (b)	(611)	(6,055)
Chevron Corporation	(145)	(17,409)
Cimarex Energy Company	(1,587)	(108,964)
DCP Midstream LP	(1,567)	(48,734)
Devon Energy Corporation	(290)	(9,321)
Euronav NV (b)	(1,100)	(10,318)
Exxon Mobil Corporation	(350)	(28,098)
HollyFrontier Corporation	(8)	(382)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Oil, Gas & Consumable Fuels – (0.68)% (Continued)
Imperial Oil Ltd. (b)	(224)	$(6,514)
Kinder Morgan, Inc.	(3,929)	(78,069)
NGL Energy Partners LP	(290)	(4,135)
Noble Energy, Inc.	(290)	(7,847)
NuStar Energy LP	(1,181)	(32,111)
ONEOK, Inc.	(899)	(61,069)
Royal Dutch Shell plc – ADR	(293)	(18,614)
Scorpio Tankers, Inc. (b)	(185)	(4,769)
Shell Midstream Partners LP	(549)	(11,040)
Western Midstream Partners LP	(14)	(442)
		(627,930)

Personal Products – (0.04)%
Unilever NV (b)	(621)	(37,573)

Pharmaceuticals – (0.10)%
Eli Lilly & Company	(280)	(32,771)
Johnson & Johnson	(137)	(19,344)
Pacira Pharmaceuticals, Inc.	(68)	(2,708)
Pfizer, Inc.	(621)	(25,219)
Roche Holding AG – ADR	(494)	(16,332)
		(96,374)

Real Estate Investment Trusts (REITs) – (12.50)%
Alexandria Real Estate Equities, Inc.	(2,969)	(422,756)
American Campus Communities, Inc.	(4,790)	(226,088)
Apartment Investment & Management Company, Class A	(8,212)	(405,344)
Brandywine Realty Trust	(21,280)	(327,499)
Brixmor Property Group, Inc.	(43,801)	(783,162)
Chesapeake Lodging Trust	(1,666)	(47,481)
Corporate Office Properties Trust	(16,495)	(459,881)
Digital Realty Trust, Inc.	(5,683)	(668,946)
EPR Properties	(7,186)	(566,688)
Equity LifeStyle Properties, Inc.	(1,420)	(165,714)
Equity Residential	(1,242)	(94,914)
Essex Property Trust, Inc.	(1,999)	(564,717)
Federal Realty Investment Trust	(2,084)	(278,943)
First Industrial Realty Trust, Inc.	(13,010)	(458,863)
Healthcare Realty Trust, Inc.	(13,839)	(427,348)
Highwoods Properties, Inc.	(6,567)	(292,757)
Host Hotels & Resorts, Inc.	(1,943)	(37,383)
Kimco Realty Corporation	(44,543)	(774,603)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Real Estate Investment Trusts (REITs) – (12.50)% (Continued)
Kite Realty Group Trust	(2,840)	$(44,844)
Lexington Realty Trust	(29,020)	(263,211)
Liberty Property Trust	(4,237)	(210,325)
LTC Properties, Inc.	(4,344)	(195,741)
Medical Properties Trust, Inc.	(19,253)	(336,157)
Paramount Group, Inc.	(20,446)	(296,263)
Park Hotels Resorts, Inc.	(2,444)	(78,403)
Pebblebrook Hotel Trust	(1,622)	(52,812)
Physicians Realty Trust	(13,159)	(237,652)
Piedmont Office Realty Trust, Inc., Class A	(35,605)	(741,296)
Realty Income Corporation	(4,260)	(298,243)
RPT Realty	(12,900)	(156,477)
Senior Housing Properties Trust	(28,083)	(225,506)
SL Green Realty Corporation	(2,166)	(191,344)
Sunstone Hotel Investors, Inc.	(1,904)	(27,418)
Tanger Factory Outlet Centers, Inc.	(3,669)	(66,262)
UDR, Inc.	(1,151)	(51,737)
Urban Edge Properties	(8,568)	(159,108)
VEREIT, Inc.	(29,716)	(245,454)
Vornado Realty Trust	(2,051)	(141,806)
Washington Real Estate Investment Trust	(3,310)	(93,474)
Weyerhaeuser Company	(1,162)	(31,142)
WP Carey, Inc.	(4,049)	(321,167)
		(11,468,929)

Road & Rail – (1.23)%
ArcBest Corporation	(141)	(4,309)
Canadian National Railway Company (b)	(780)	(72,368)
CSX Corporation	(6,151)	(489,804)
Heartland Express, Inc.	(243)	(4,782)
Kansas City Southern	(1,137)	(140,010)
Knight-Swift Transportation Holdings, Inc.	(427)	(14,240)
Landstar System, Inc.	(324)	(35,303)
Lyft, Inc., Class A	(280)	(16,744)
Norfolk Southern Corporation	(1,139)	(232,379)
Ryder System, Inc.	(142)	(8,946)
TFI International, Inc. (b)	(695)	(22,826)
Union Pacific Corporation	(64)	(11,331)
U.S. Xpress Enterprises, Inc., Class A	(679)	(4,577)
Werner Enterprises, Inc.	(2,130)	(71,355)
YRC Worldwide, Inc.	(80)	(545)
		(1,129,519)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Semiconductors & Semiconductor Equipment – (0.26)%
Cirrus Logic, Inc.	(703)	$(33,449)
Intel Corporation	(1,269)	(64,770)
Lattice Semiconductor Corporation	(852)	(11,033)
Skyworks Solutions, Inc.	(705)	(62,167)
STMicroelectronics NV	(2,115)	(38,810)
Xilinx, Inc.	(256)	(30,756)
		(240,985)

Software – (0.68)%
Anaplan, Inc.	(168)	(6,614)
Appian Corporation	(543)	(19,597)
Atlassian Corporation plc, Class A (b)	(141)	(15,531)
Blackline, Inc.	(335)	(17,112)
Check Point Software Technologies Ltd. (b)	(138)	(16,665)
Citrix Systems, Inc.	(352)	(35,538)
FireEye, Inc.	(2,598)	(41,620)
HubSpot, Inc.	(477)	(88,002)
Paycom Software, Inc.	(426)	(86,278)
Paylocity Holding Corporation	(175)	(16,896)
PTC, Inc.	(141)	(12,756)
SolarWinds Corporation	(1,936)	(37,849)
Splunk, Inc.	(807)	(111,398)
Tableau Software, Inc., Class A	(548)	(66,752)
Zscaler, Inc.	(774)	(52,872)
		(625,480)

Specialty Retail – (0.23)%
Bed Bath & Beyond, Inc.	(402)	(6,718)
Lowe’s Companies, Inc.	(623)	(70,486)
Murphy USA, Inc.	(781)	(66,752)
Tractor Supply Company	(634)	(65,619)
		(209,575)

Technology Hardware, Storage & Peripherals – (0.13)%
Apple, Inc.	(71)	(14,248)
Hewlett Packard Enterprise Company	(3,878)	(61,311)
NetApp, Inc.	(564)	(41,087)
Seagate Technology plc (b)	(121)	(5,847)
		(122,493)

Trading Companies & Distributors – (0.36)%
Fastenal Company	(2,412)	(170,167)
GATX Corporation	(273)	(21,056)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

Trading Companies & Distributors – (0.36)% (Continued)
MSC Industrial Direct Company, Inc., Class A	(296)	$(24,760)
W.W. Grainger, Inc.	(152)	(42,864)
WESCO International, Inc.	(1,194)	(68,345)
		(327,192)

Water Utilities – (0.34)%
American States Water Company	(962)	(68,466)
American Water Works Company, Inc.	(1,553)	(168,019)
Aqua America, Inc.	(2,033)	(79,409)
		(315,894)
Total Short Common Stocks
Proceeds $(26,062,788)		(26,437,661)

SHORT EXCHANGE TRADED FUNDS – (6.96)%
Communication Services Select Sector SPDR Fund	(1,904)	(95,333)
Energy Select Sector SPDR Fund	(16,668)	(1,101,921)
ETFMG Prime Cyber Security ETF	(938)	(39,227)
Health Care Select Sector SPDR Fund	(1,713)	(152,902)
Industrial Select Sector SPDR Fund	(355)	(27,694)
Invesco Dynamic Leisure and Entertainment ETF	(87)	(3,893)
Invesco QQQ Trust Series 1 (f)	(2,678)	(507,588)
iShares 20+ Year Treasury Bond ETF	(544)	(67,266)
iShares Edge MSCI U.S.A Momentum Factor ETF	(494)	(56,667)
iShares Nasdaq Biotechnology ETF	(335)	(35,651)
iShares North American Tech-Software ETF	(685)	(151,988)
iShares Russell 2000 ETF	(2,840)	(449,544)
iShares Transportation Average ETF	(793)	(154,659)
iShares U.S. Home Construction ETF	(776)	(29,457)
iShares U.S. Real Estate ETF	(1,607)	(139,809)
iShares U.S. Aerospace & Defense ETF	(106)	(22,220)
iShares U.S. Technology ETF	(1,096)	(222,817)
JPMorgan Alerian MLP Index ETN	(959)	(24,052)
Material Select Sector SPDR Fund	(1,047)	(60,150)
SPDR S&P 500 ETF Trust (f)	(4,683)	(1,376,896)
SPDR S&P Biotech ETF	(1,096)	(93,379)
SPDR S&P Oil & Gas Exploration & Production ETF	(7,142)	(221,045)
SPDR S&P Regional Banking ETF	(4,448)	(248,198)
SPDR S&P Retail ETF	(1,959)	(89,487)
SPDR S&P Semiconductor ETF	(2,397)	(207,628)
Technology Select Sector SPDR Fund	(1,058)	(83,275)
Utilities Select Sector SPDR Fund	(2,195)	(128,868)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2019

	Shares	Value

SHORT EXCHANGE TRADED FUNDS – (6.96)% (Continued)
VanEck Vectors Oil Services ETF	(18,637)	$(310,679)
VanEck Vectors Semiconductor ETF	(1,846)	(214,597)
WisdomTree Europe Hedged Equity Fund	(704)	(47,612)
WisdomTree India Earnings Fund	(685)	(17,885)
Total Short Exchange Traded Funds
Proceeds $(6,154,333)		(6,382,387)
Total Securities Sold Short
Proceeds $(32,217,121) – (35.78)%		(32,820,048)
Total Investments
(Cost $54,449,398) – 60.64%		55,624,858
Other Assets In Excess Of Liabilities – 39.36% (c)		36,105,395
Net Assets – 100.00%		$91,730,253

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(a)	Non-income producing security.
(b)	Foreign security.
(c)	100 shares per contract.
(d)	The rate quoted is the annualized seven-day effective yield as of April 30, 2019.
(e)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts. The total value of assets committed as collateral as of April 30, 2019, is $34,139,985.

(f)	Underlying security held related to short call/put options.
(g)	Level 3 Security. Please see Note 2 for more information.
(h)	Securities sold short are not owned by the Fund and cannot produce income.
ADR – American Depository Receipt
ETF – Exchange Traded Fund
ETN – Exchange Traded Note
plc – Public Limited Company
Reg – Registered Deposit

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Written Options (Unaudited)
April 30, 2019

	Contracts (a)	Notional Amount	Value

WRITTEN CALL OPTIONS
Allegheny Technologies, Inc.
Expiration: July 2019, Exercise Price: $32.50	(12)	$(29,904)	$(120)
American Electric Power Company, Inc.
Expiration: May 2019, Exercise Price: $85.00	(7)	(59,885)	(787)
American International Group, Inc.
Expiration: May 2019, Exercise Price: $47.00	(28)	(133,196)	(4,284)
Autoliv, Inc.
Expiration: May 2019, Exercise Price: $85.00	(4)	(31,396)	(120)
Bunge Ltd.
Expiration: July 2019, Exercise Price: $65.00	(5)	(26,205)	(137)
CBOE Global Markets, Inc.
Expiration: May 2019, Exercise Price: $30.00	(23)	(30,176)	(345)
DTE Energy Company
Expiration: May 2019, Exercise Price: $125.00	(3)	(37,713)	(570)
Golar LNG Ltd.
Expiration: September 2019, Exercise Price: $30.00	(5)	(9,770)	(75)
NextEra Energy, Inc.
Expiration: May 2019, Exercise Price: $195.00	(3)	(58,332)	(660)
QUALCOMM, Inc.
Expiration: May 2019, Exercise Price: $90.00	(28)	(241,164)	(4,466)
Sempra Energy
Expiration: May 2019, Exercise Price: $125.00	(3)	(38,385)	(1,140)
Square, Inc.
Expiration: May 2019, Exercise Price: $75.00	(14)	(101,948)	(3,066)
Western Digital Corporation
Expiration: May 2019, Exercise Price: $51.00	(3)	(15,336)	(290)
Expiration: May 2019, Exercise Price: $53.00	(3)	(15,336)	(69)
Xcel Energy, Inc.
Expiration: May 2019, Exercise Price: $55.00	(7)	(39,550)	(1,208)
			(17,337)

WRITTEN PUT OPTIONS
3M Company
Expiration: January 2020, Exercise Price: $175.00	(201)	(3,809,151)	(149,243)
Ameren Corporation
Expiration: May 2019, Exercise Price: $70.00	(20)	(145,540)	(550)
Callon Petroleum Company
Expiration: July 2019, Exercise Price: $7.00	(137)	(102,887)	(7,535)
DTE Energy Company
Expiration: May 2019, Exercise Price: $120.00	(3)	(37,713)	(67)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Written Options (Unaudited) – Continued
April 30, 2019

	Contracts (a)	Notional Amount	Value

WRITTEN PUT OPTIONS (Continued)
Edison International
Expiration: May 2019, Exercise Price: $60.00	(3)	$(19,131)	$(172)
Edwards Lifesciences Corporation
Expiration: May 2019, Exercise Price: $165.00	(1)	(17,607)	(87)
FibroGen, Inc.
Expiration: May 2019, Exercise Price: $35.00	(1)	(4,673)	(60)
Intersect Entertainment, Inc.
Expiration: July 2019, Exercise Price: $27.50	(2)	(6,498)	(240)
iShares Russell 2000 ETF
Expiration: May 2019, Exercise Price: $149.00	(22)	(348,238)	(649)
NextEra Energy Partners LP
Expiration: May 2019, Exercise Price: $45.00	(7)	(32,221)	(420)
Noble Energy, Inc.
Expiration: August 2019, Exercise Price: $22.50	(69)	(186,714)	(4,830)
NRG Energy, Inc.
Expiration: May 2019, Exercise Price: $40.00	(7)	(28,819)	(473)
Oasis Petroleum, Inc.
Expiration: May 2019, Exercise Price: $6.00	(41)	(25,010)	(1,025)
Paycom Software, Inc.
Expiration: May 2019, Exercise Price: $195.00	(3)	(60,759)	(1,830)
Pioneer Natural Resources Company
Expiration: June 2019, Exercise Price: $140.00	(7)	(116,522)	(945)
Expiration: June 2019, Exercise Price: $150.00	(3)	(49,938)	(893)
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: May 2019, Exercise Price: $32.00	(233)	(721,135)	(33,552)
The Southern Company
Expiration: May 2019, Exercise Price: $52.00	(14)	(74,508)	(588)
Tesla, Inc.
Expiration: May 2019, Exercise Price: $230.00	(1)	(23,869)	(665)
United States Oil Fund LP
Expiration: October 2019, Exercise Price: $11.00	(10)	(13,290)	(265)
Xcel Energy, Inc.
Expiration: May 2019, Exercise Price: $55.00	(7)	(39,550)	(140)
			(204,229)
Total Written Options
(Premiums received $171,781)			$(221,566)

(a)	100 shares per contract.
ETF – Exchange Traded Fund
plc – Public Limited Company

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Open Forward Currency Contracts (Unaudited)
April 30, 2019

As of April 30, 2019, the Fund had the following currency contracts outstanding:

						Unrealized
	Settlement					Appreciation
Counterparty of Contract	Date	Currency Purchased		Currency Sold		(Depreciation)*
Morgan Stanley	5/31/19	INR	38,056	USD	(37,967)	$89
						$89
Currencies:
INR – Indian Rupee
USD – U.S. Dollar

*	Based on the net forward value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Swap Contracts (Unaudited)
April 30, 2019

			Pay/Receive
			Total Return			Number of		Unrealized
		Maturity	on Financing	Financing	Payment	Shares/	Notional	Appreciation
Counterparty	Security	Date	Rate	Rate	Frequency	Units	Amount	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Morgan Stanley	Air France	1/4/21	Pay	0.600%+	Monthly	1,781	$20,552	$(1,246)
				1 Day EONIA(3)
Morgan Stanley	AXA SA	11/27/20	Pay	0.600%+
				1 Day EONIA(3)	Monthly	6,693	178,480	268
Morgan Stanley	ContourGlobal plc	1/17/20	Pay	0.600%+
				1 Day SONIA(1)	Monthly	224	637	(153)
Morgan Stanley	EDF	6/29/20	Pay	0.600%+
				1 Day EONIA(3)	Monthly	274	3,957	(254)
Morgan Stanley	Engie SA	6/29/20	Pay	0.600%+
				1 Day EONIA(3)	Monthly	1,387	20,587	(591)
Morgan Stanley	International	1/4/21	Pay	0.600%+	Monthly	4,200	29,680	(383)
	Consolidated			1 Day SONIA(1)
	Airlines Group SA
Morgan Stanley	High Beta Cyclicals	3/18/21	Pay	0.500%+	Monthly	2,397	109,936	3,775
				FED(2)
Morgan Stanley	SCOR SE	11/27/20	Pay	0.600%+	Monthly	107	4,360	—
				1 Day EONIA(3)

SHORT EQUITY SWAP CONTRACTS
Morgan Stanley	Schneider SA	4/6/21	Receive	(0.500)%+
				1 Day EONIA(3)	Monthly	(511)	(43,249)	(1,009)
Morgan Stanley	BBB Downgrade	7/20/20	Receive	(0.400)%+
	Basket			FED(2)	Monthly	(2,906)	(284,572)	(19,044)
Morgan Stanley	Infotech Basket	6/25/20	Receive	(0.450)%+
				FED(2)	Monthly	(2,858)	(341,661)	(47,437)
Morgan Stanley	SAAS Basket	7/20/20	Receive	(0.300)%+
				FED(2)	Monthly	(196)	(64,633)	(4,561)
Morgan Stanley	The Morgan	4/27/20	Receive	(0.500)%+	Monthly	(1,532)	(207,554)	(1,439)
	Stanley			FED(2)
	U.S. Leverage Long Basket
Morgan Stanley	The Morgan	3/30/20	Receive	(0.700)%+	Monthly	(3,711)	(522,075)	(27,410)
	Stanley			FED(2)
	U.S. Growth Long Basket
Morgan Stanley	The Morgan	3/30/20	Receive	(0.400)%+	Monthly	(854)	(115,371)	(1,714)
	Stanley			FED(2)
	U.S. Momentum Long Basket
Morgan Stanley	Pernod Ricard	4/23/21	Receive	(0.500)%+	Monthly	(81)	(14,075)	—
				1 Day EONIA(3)	Monthly	(479)	(12,750)	(210)
Morgan Stanley	Severn Trent plc	1/17/20	Receive	(0.500)%+
				1 Day SONIA(1)
								$(101,408)

(1)	Sterling OverNight Index Average
(2)	Federal Funds Rate
(3)	Euro OverNight Index Average
plc – Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Open Futures Contracts (Unaudited)
April 30, 2019

		Number of			Unrealized
		Contracts	Notional		Appreciation
Expiration Date	Issue	Purchased	Amount	Value	(Depreciation)*

LONG FUTURES CONTRACTS
5/22/19	CBOE Volatility Index	1	$14,430	$(100)	$(292)
6/19/19	CBT 10-Year U.S. Treasury Bond	121	12,278,208	28,359	123,907
6/28/19	CBT 2-Year U.S. Treasury Bond	3	601,062	305	784
6/19/19	CBT Long Term
	U.S. Treasury Bond	9	1,120,572	4,500	11,672
6/19/19	CMT Ultra Long Term
	U.S. Treasury Bond	73	7,556,493	50,188	157,174
12/13/19	Cocoa	2	47,520	(360)	(807)
7/19/19	Coffee “C”	1	34,931	188	(1,878)
7/12/19	Corn	23	416,875	863	(11,564)
6/21/19	E-Mini S&P 500	31	4,570,176	8,680	226,455
6/21/19	E-Mini S&P MidCap 400	23	4,538,820	(8,050)	222,281
6/26/19	Gold 100 Oz	2	257,140	840	(4,645)
7/12/19	Hard Red Winter Wheat	4	78,800	(600)	(8,986)
2/14/20	Lean Hogs	6	202,800	(1,260)	21,132
5/21/19	LME Aluminum	1	44,390	(766)	(2,725)
6/25/19	LME Aluminum	4	178,742	(3,076)	(12,254)
7/16/19	LME Aluminum	2	89,654	(1,600)	(3,393)
5/13/19	LME Copper	1	160,581	544	(1,909)
5/3/19	LME Nickel	2	145,593	(2,434)	(8,433)
5/21/19	LME Nickel	2	145,855	(2,447)	(9,638)
6/11/19	LME Nickel	1	73,062	(1,230)	(6,846)
7/11/19	LME Nickel	1	73,134	(1,255)	(4,205)
7/23/19	LME Nickel	1	73,167	(1,267)	(1,268)
5/7/19	LME Zinc	1	73,711	5,945	5,945
5/21/19	LME Zinc	2	145,141	7,968	7,969
7/16/19	LME Zinc	2	142,184	1,934	4,677
7/29/19	Platinum	1	44,585	(480)	3,633
7/12/19	Soybean	9	384,300	(3,038)	(23,559)
7/12/19	Soybean Oil	1	16,728	(186)	(789)
6/28/19	Sugar No. 11	4	55,283	45	(1,781)
7/12/19	Wheat	4	85,750	(1,300)	(8,060)
6/20/19	WTI Crude	7	447,860	2,870	(347)
7/22/19	WTI Crude	2	127,940	860	(1,125)
				$84,640	$671,125

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Schedule of Open Futures Contracts (Unaudited) – Continued
April 30, 2019

		Number of			Unrealized
		Contracts	Notional		Appreciation
Expiration Date	Issue	Purchased	Amount	Value	(Depreciation)*
SHORT FUTURES CONTRACTS
9/13/19	Cocoa	(2)	$(47,400)	$380	$814
12/13/19	Lean Hogs	(5)	(163,952)	3,100	(7,435)
5/3/19	LME Nickel	(2)	(145,593)	2,434	11,991
5/7/19	LME Zinc	(1)	(73,711)	(2,654)	(2,654)
5/21/19	LME Zinc	(2)	(145,141)	(5,323)	(5,323)
6/26/19	Palladium	(2)	(276,540)	(4,140)	(1,955)
				$(6,203)	$(4,562)

*	Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

(This Page Intentionally Left Blank.)

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Assets and Liabilities (Unaudited)
April 30, 2019

ASSETS:
Investments, at value (Cost $86,666,519)	$88,444,906
Cash	100,000
Receivable for foreign currency (Cost $213,931)	213,266
Short sale proceeds	32,217,121
Deposits at brokers for securities sold short and written options contracts	2,694,733
Deposits for futures	908,405
Deposits for swaps	495,000
Receivable for investments sold	7,048,773
Variation margin for futures contracts	81,663
Dividends and interest receivable	48,685
Receivable for unsettled open futures contracts	30,582
Receivable for fund shares issued	14,600
Receivable for forward currency exchange contracts	89
Prepaid expenses and other receivables	89,356
Total assets	132,387,179

LIABILITIES:
Securities sold short, at value (Proceeds of $32,217,121)	32,820,048
Written option contracts, at value (Premiums received $171,781)	221,566
Payable for investments purchased	7,236,903
Payable for swap contracts	101,408
Payable for unsettled open futures contracts	58,648
Payable for custodian fees	43,419
Payable to Adviser	38,618
Payable for fund administration and fund accounting fees	34,675
Dividends payable for securities sold short	28,940
Payable for transfer agent fees and expenses	15,132
Payable for trustees’ fees	3,291
Payable for compliance fees	2,377
Distribution fees payable	982
Payable for fund shares redeemed	724
Accrued expenses and other liabilities	50,195
Total liabilities	40,656,926
NET ASSETS	$91,730,253
NET ASSETS CONSISTS OF:
Paid-in capital	$89,282,744
Total distributable earnings	2,447,509
NET ASSETS	$91,730,253

	Class K	Investor
	Shares	Class Shares
Net assets	$86,817,120	$4,913,133
Shares issued and outstanding(1)	8,134,540	463,282
Net asset value and offering price per share(2)	$10.67	10.61

(1)	Unlimited shares authorized without par value.
(2)	A redemption fee of 1.00% may be charged on shares redeemed within 30 days of purchase.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2019

INVESTMENT INCOME:
Dividend income on long positions (net of foreign withholding taxes of $1,020)	$952,014
Interest	735,461
Total investment income	1,687,475

EXPENSES:
Investment advisory fees (See Note 3)	649,180
Dividends on securities sold short	433,449
Borrowing expense on securities sold short	164,042
Custodian fees (See Note 3)	135,983
Fund administration and fund accounting fees (See Note 3)	106,252
Transfer agent fees (See Note 3)	45,780
Interest on securities sold short	41,625
Professional fees	36,888
Federal and state registration fees	17,514
Reports to shareholders	9,209
Compliance fees (See Note 3)	6,787
Trustees’ fees (See Note 3)	5,803
Distribution fees (Investor Class) (See Note 5)	5,368
Sub transfer agent fees (Investor Class) (See Note 5)	2,147
Other	3,907
Total expense before reimbursement	1,663,934
Less: Expense reimbursement by Adviser (see Note 3)	(368,123)
Net expenses	1,295,811
NET INVESTMENT INCOME	391,664
REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	2,428,291
Securities sold short	(1,558,929)
Written option contracts expired or closed	49,885
Swap contracts	59,907
Future contracts	(292,998)
Foreign currency translation	(16,521)
Net realized gain	669,635
Net change in unrealized appreciation/depreciation) on:
Investments	3,522,038
Securities sold short	(1,025,383)
Written option contracts	(39,901)
Swap contracts	(200,228)
Future contracts	2,526,172
Forward currency exchange contracts	89
Foreign currency translation	(1,172)
Net change in unrealized appreciation/depreciation	4,781,616
Net realized and change in unrealized gain on investments	5,451,251
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,842,915

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2019	Year Ended
	(Unaudited)	October 31, 2018
OPERATIONS:
Net investment income	$391,664	$67,321
Net realized gain on investments, securities sold short,
written option contracts expired or closed, swap contracts,
forward currency exchange contracts, futures contracts,
and foreign currency transactions	669,635	4,065,832
Change in unrealized appreciation (depreciation) on investments, securities sold short, written option contracts, swap contracts, forward currency exchange contracts, futures contracts,
and foreign currency translations	4,781,616	(3,487,662)
Net increase in net assets resulting from operations	5,842,915	645,491

DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(3,518,998)	(959,500)
Investor Class	(177,276)	(53,765)
Total distributions to shareholders	(3,696,274)	(1,013,265)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	3,958,386	49,789,966

NET INCREASE IN NET ASSETS	6,105,027	49,422,192

NET ASSETS:
Beginning of period	85,625,226	36,203,034
End of period	$91,730,253	$85,625,226

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statements of Changes in Net Assets – Continued

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:

	Six Months Ended
	April 30, 2019		For the Year Ended
	(Unaudited)		October 31, 2018
	Shares	Amount	Shares	Amount
Class K:
Issued	312,262	$3,232,685	5,430,465	$56,974,344
Issued to holders in
reinvestment of dividends	244,955	2,429,956	49,353	509,813
Redeemed	(231,931)	(2,382,206)	(847,413)	(8,854,310)
Redemption fees	—	—	—	1,293
Net increase in Class K	325,286	$3,280,435	4,632,405	$48,631,140
Investor Class:
Issued	69,776	$721,467	115,965	$1,209,120
Issued to holders in
reinvestment of dividends	17,961	177,276	5,215	53,765
Redeemed	(21,954)	(220,802)	(10,040)	(104,081)
Redemption fees	—	10	—	22
Net increase in Investor Class	65,783	$677,951	111,140	$1,158,826
Net increase in shares outstanding	391,069	$3,958,386	4,743,545	$49,789,966

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Cash Flows (Unaudited)
For the Period Ended April 30, 2019

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$5,842,915
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(200,792,690)
Sales of short-term investments, net	2,873,126
Proceeds from sales of investments	196,634,365
Amortization and accretion of premium and discount	670
Increase in short sale proceeds	(6,195,597)
Increase in deposits at brokers	(672,410)
Increase in deposits for futures	(138,692)
Increase in deposits for swaps	(190,000)
Increase in variation margin for futures contracts	(152,863)
Decrease in receivable for investments sold	4,793,959
Decrease in receivable for swap contracts	200,227
Increase in receivable for forward currency exchange contracts	(89)
Increase in receivable from Adviser	(19,714)
Decrease in dividends and interest receivable	49,697
Increase in prepaid expenses and other receivables	(39,063)
Proceeds from securities sold short	203,846,152
Purchases to cover securities sold short	(199,240,387)
Premiums received on written option contracts	462,539
Written option contracts expired or closed	(239,337)
Increase in payable for foreign currency	(277,118)
Increase in payable for investments purchased	(3,622,597)
Decrease in payable for fund administration and fund accounting fees	9,388
Decrease in payable for custodian fees	1,052
Decrease in payable for transfer agent fees and expenses	171
Decrease in payable for unsettled futures contracts	28,066
Decrease in dividends and interest payable for securities sold short	3,406
Decrease in payable for compliance fees	380
Decrease in payable for trustees’ fees	902
Decrease in distribution fees payable	103
Decrease in payable for borrowing cost on securities sold short	(37,935)
Increase in accrued expenses and other liabilities	(18,555)
Net realized gain on investments	(2,428,291)
Net realized loss on securities sold short	1,558,929
Net realized gain on written option contracts expired or closed	(49,885)
Net realized loss on foreign currency translation	16,521
Change in unrealized appreciation/depreciation on investments	(3,522,038)
Change in unrealized appreciation/depreciation on securities sold short	1,025,383
Change in unrealized appreciation/depreciation on written option contracts	39,901
Change in unrealized appreciation/depreciation on foreign currency translation	1,172
Net cash used in operating activities	(248,237)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Statement of Cash Flows (Unaudited) – Continued
For the Period Ended April 30, 2019

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	$3,939,553
Payment on shares redeemed	(2,602,275)
Cash distributions paid to shareholders	(1,089,042)
Net cash provided by financing activities	248,236
Net change in cash	$(1)
CASH AND FOREIGN CURRENCY:
Beginning Balance	100,001
Ending Balance	$100,000
SUPPLEMENTAL DISCLOSURES:
Borrowing expense on securities sold short	$164,042
Non-cash financing activities – reinvestment of distributions	$2,607,232
Non-cash financing activities – increase in receivable for Fund shares sold	$14,600
Non-cash financing activities – decrease in payable for Fund shares redeemed	$(724)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Financial Highlights

	Six Months			For the
	Ended	Year Ended	Year Ended	Period Ended
	April 30, 2019	October 31,	October 31,	October 31,
Class K	(Unaudited)	2018	2017	2016(1)
PER SHARE DATA(2):
Net asset value, beginning of period	$10.44	$10.45	$10.40	$10.00

INVESTMENT OPERATIONS:
Net investment loss(3)	0.05	0.01	(0.10)	(0.05)
Net realized and unrealized gain on investments	0.63	0.17	0.59	0.45
Total from investment operations	0.68	0.18	0.49	0.40

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	—	(0.05)	—
Net realized gains	(0.24)	(0.19)	(0.39)	—
Total distributions	(0.45)	(0.19)	(0.44)	—
Redemption fees	—	0.00 (4)	—	—
Net asset value, end of period	$10.67	$10.44	$10.45	$10.40

TOTAL RETURN(5)	6.85%	1.61%	4.97%	4.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$86,817	$81,498	$33,214	$2,701
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)(7)	3.83%	4.25%	8.70%	12.86%
After expense reimbursement(6)(7)	2.98%	3.27%	3.37%	3.44%
Ratio of dividends and borrowing expense on
securities sold short to average net assets(6)	1.48%	1.77%	1.69%	1.29%
Ratio of operating expenses to average net assets
excluding dividends and borrowing expense
on securities sold short(6)(7)	1.50%	1.50%	1.68%	2.15%
Ratio of net investment income (loss)
to average net assets(6)(7)	0.92%	0.11%	(0.96)%	(0.53)%
Portfolio turnover rate(5)(8)	307%	700%	494%	304%

(1)	Inception date of Class K was December 1, 2015.
(2)	For a Class K share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Amount per share is less than $0.005.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(8)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions).  The denominator includes the average fair value of long positions throughout the periods end.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Financial Highlights

	Six Months Ended		For the
	April 30, 2019	Year Ended	Period Ended
Investor Class	(Unaudited)	October 31, 2018	October 31, 2017(1)
PER SHARE DATA(2):
Net asset value, beginning of period	$10.38	$10.44	$9.99

INVESTMENT OPERATIONS:
Net investment loss(3)	0.03	(0.02)	(0.07)
Net realized and unrealized gain on investments	0.65	0.15	0.52
Total from investment operations	0.68	0.13	0.45

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	—	—
Net realized gains	(0.24)	(0.19)	—
Total distributions	(0.45)	(0.19)	—
Redemption fees	0.00 (4)	0.00 (4)	—
Net asset value, end of period	$10.61	$10.38	$10.44

TOTAL RETURN(5)	6.72%	1.22%	4.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,913	$4,128	$2,989
Ratio of gross expenses to average net assets:
Before expense reimbursement(6)(7)	4.18%	4.60%	11.46%
After expense reimbursement(6)(7)	3.33%	3.62%	3.96%
Ratio of dividends and borrowing expense on
securities sold short to average net assets(6)	1.48%	1.77%	1.95%
Ratio of operating expenses to average net assets
excluding dividends and borrowing expense
on securities sold short(6)(7)	1.85%	1.85%	2.01%
Ratio of net investment income (loss)
to average net assets(6)(7)	0.57%	(0.24)%	(1.02)%
Portfolio turnover rate(5)(8)	307%	700%	494%

(1)	Inception date of the Investor Class was February 28, 2017.
(2)	For an Investor Class share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)	Amount per share is less than $0.005.
(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(8)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions).  The denominator includes the average fair value of long positions throughout the periods end.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited)
April 30, 2019

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Weiss Alternative Balanced Risk Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Weiss Multi-Strategy Advisers LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing and operation services to the Fund. The primary investment objective of the Fund is to provide returns with moderate volatility and reduced correlation to the bond and equity markets. A secondary objective of the Fund is to limit capital losses during periods when the bond and equity markets decline. The Fund commenced operations on December 1, 2015. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers four share classes, Class A, Class I, Class K and Investor Class. Effective March 31, 2017, the Fund ceased offering Class I. As of April 30, 2019, Class A and Class I shares are not available for purchase. Class K and Investor Class shares have no front-end sales load, no deferred sales charge, and a 1.00% redemption fee. Investor Class shares are subject to a 0.25% distribution fee and a shareholder servicing fee of up to 0.10% of average daily net assets. Class K shares are not subject to a distribution fee or a shareholder servicing fee.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2019

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported NAV per share. To the extent these securities are valued at  their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Future contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees (the “Board”), in good faith, deems appropriate to reflect its fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2019

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of April 30, 2019:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$34,008,960	$285,846	$865	$34,295,671
Long Convertible Preferred Stock(1)	158,983	—	—	158,983
Long Exchange Traded Funds	32,807,945	—	—	32,807,945
Long Warrants(3)	—	—	—	—
Purchased Call Options	—	231,891	—	231,891
Purchased Put Options	—	340,710	—	340,710
Long Short-Term Investments	20,609,706	—	—	20,609,706
Forward Contracts(2)	—	89	—	89
Futures Contracts(2)	—	666,563	—	666,563
	$87,585,594	$1,525,099	$865	$89,111,558

Liabilities
Common Stocks Sold Short(1)	$(25,853,390)	$(584,271)	$—	$(26,437,661)
Exchange Traded Funds Sold Short	(6,382,387)	—	—	(6,382,387)
Written Call Options	—	(17,337)	—	(17,337)
Written Put Options	—	(204,229)	—	(204,229)
Swap Contracts(2)	—	(101,408)	—	(101,408)
	$(32,235,777)	$(907,245)	$—	$(33,143,022)

(1)	Please refer to the Schedules of Investments to view long and short common stocks/convertible preferred stocks segregated by industry type.
(2)
Swap contracts, future contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Swap and Open Futures contracts.

(3)	Amount is less than $0.005.

For the period ended April 30, 2019, there were no transfers into or out of Level 3 securities.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2019

Level 3 Reconciliation Disclosure

The following is a reconcilation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Common Stock
Balance as of October 31, 2018	$865
Purchase on Investments	—
(Sales) of Investments	—
Realized (Gain) Loss	—
Transfers Into Level 3	—
Change in Unrealized Appreciation (Depreciation)	—
Balance as of April 30, 2019	$865

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of April 30, 2019 are as follows:

Range/Weighted
	Fair Value at	Valuation	Unobservable	Expected	Distribution	Average
Description	April 30, 2019	Technique	Input	Distribution	Amount	Unobservable Input
Common Stock	$865	Expected Final	Final	$865	$0.4067	$0.40 – 0.42
		Distribution	Distribution

B.  Securities Sold Short – The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends and interest payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.  Transactions with Brokers – The Fund’s receivables from brokers for proceeds on securities sold short and deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The receivable from brokers on the Statement of Assets and Liabilities represents the collateral for securities sold short and derivative instruments. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2019

The Fund’s written options contracts’, equity swap contracts’, forward currency exchange contracts’ and futures contracts cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund would be presented as deposits at brokers on the Statement of Assets and Liabilities. The Fund’s securities sold short and written option contracts are traded through the same account at Morgan Stanley and the deposits associated with these investments are not able to be determined by security or contract type. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures and Note 2 P. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

E.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities Investments at value as an investment, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures and Note 2 P. for further counterparty risk disclosure.

F.  Flex Options – FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts.

G.  Forward Currency Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2019

deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

H.  Future Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index and fixed income futures contracts. The Fund may enter into future contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

I.  Equity Swap Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. During the year ended October 31, 2018, the Fund entered into both long and short equity swap contracts. The Fund may enter into swap contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract generally at a rate equal to the Euro OverNight Index Average (“EONIA”) or the Sterling OverNight Index Average (“SONIA”) or the Federal Funds Rate (“FED”) (plus an additional rate. Please see the Schedule of Swaps for details on a contract by contract basis). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract generally at a rate equal to EONIA, SONIA or FED (plus an additional rate. Please see the Schedule of Swaps for details on a contract by contract basis).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2019

the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

J.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

K.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

L.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

M.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

N.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2019

relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of Investor Class shares (See note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

O.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

P.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options and futures against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

Q.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

R.  Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 7 for further derivative disclosure.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended April 30, 2019, the Fund’s average derivative volume is described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	2,323	$14,777,667
Written Option Contracts	430	3,525,157
Long Total Return Swap Contracts	12,623	262,583
Short Total Return Swap Contracts	18,085	1,664,283
Long Futures Contracts	287	30,315,511
Short Futures Contracts	4	228,440
Long Forward Contracts	1	6,343

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Notes to the Financial Statements (Unaudited) – Continued
April 30, 2019

Statement of Assets and Liabilities

Fair values of derivative instruments as of April 30, 2019:

	Statement of Assets and	Fair Value
	Liabilities Location	Assets	Liabilities
Purchased Option Contracts	Investments,
Equity	at value	$572,601	$—
Written Option Contracts	Written option contracts,
Equity	at value	—	221,566
Swap Contracts	Payable for
Equity	swap contracts	—	101,408
Forward Currency Contracts	Receivable for forward
	currency contracts	89	—
Futures Contracts
Commodity	Variation margin for
	futures contracts	—	30,284
Equity	Variation margin for
	futures contracts	530	—
Interest rate	Variation margin for
	futures contracts	83,351	—
Total Futures Contracts		83,881	30,284
Total fair value of derivative instruments		$656,041	$353,258

Statement of Operations

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2019:

	Amount of Realized Gain (Loss) on Derivatives

					Forward
	Purchased	Written			Currency
	Option	Option	Swap	Futures	Exchange
Derivatives	Contracts*	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(230,773)	$49,885	$59,907	$(774,374)	$—	$(895,355)
Commodity Contracts	—	—	—	39,684	—	39,684
Interest Rate Contracts	—	—	—	441,692	—	441,692
Total	$(230,773)	$49,885	$59,907	$(292,998)	$—	$(413,979)

*	The amounts disclosed are included in the realized gain (loss) on investments.

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Notes to the Financial Statements (Unaudited) – Continued
April 30, 2019

	Change in Unrealized Appreciation/Depreciation on Derivatives

					Forward
	Purchased	Written			Currency
	Option	Option	Swap	Futures	Exchange
Derivatives	Contracts**	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$266,599	$(39,901)	$(200,228)	$1,398,330	$—	$1,424,800
Commodity Contracts	—	—	—	(75,416)	—	(75,416)
Interest Rate Contracts	—	—	—	1,203,258	—	1,203,258
Foreign Exchange Contracts	—	—	—	—	89	89
Total	$266,599	$(39,901)	$(200,228)	$2,526,172	$89	$2,552,731

**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed in an Operating Expense Limitation Agreement to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding distribution fees – Class A and Investor Class (see note 5), shareholder servicing fees – Class A, Class I and Investor Class (see note 5), any acquired fund fees and expenses, front-end or contingent deferred loads, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation, and distribution fees) do not exceed 1.50% of the Fund’s average daily net assets. As of April 30, 2019, Class A shares and Class I shares are not available. Fees waived and reimbursed expenses are subject to possible recoupment from the Fund in future years on a rolling three-year basis (i.e. within the 36 months after the fees have been waived or reimbursed) not to exceed the expense limitation in place at the time such amounts were waived or reimbursed. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Trust’s Board and the Adviser. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
10/31/2019	$286,815
10/31/2020	677,698
10/31/2021	693,183
10/31/2022	368,123

Fund Services acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the chief compliance

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Notes to the Financial Statements (Unaudited) – Continued
April 30, 2019

officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended October 31, 2018, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust is affiliated with Fund Services and the Custodian. This same Trustee is an interested person of the Distributor.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended April 30, 2019, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

As of October 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

Tax cost of investments*	$56,854,477
Gross unrealized appreciation	1,380,128
Gross unrealized depreciation	(4,405,970)
Net unrealized depreciation	(3,025,842)
Undistributed ordinary income	3,460,907
Undistributed long-term capital gain	—
Other accumulated losses	(134,197)
Total distributable gains	$300,868

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to partnership adjustments, wash sales, straddles, derivatives and constructive sales.

As of October 31, 2018, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2018, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net

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Notes to the Financial Statements (Unaudited) – Continued
April 30, 2019

investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended October 31, 2018 the following table shows the reclassifications made related to permanent tax adjustments due to operating losses:

Distributable
Earnings	Paid-in Capital
$(1)	$1

The tax character of distributions paid for the six-months ended April 30, 2018 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2017	$218,632	$2,190	$220,822
2018	825,809	187,456	1,013,265
2019	3,696,274	—	3,696,274

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for Class A and the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of Class A and the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Class A and Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Class A and Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Advisor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Advisor, in their capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement. As of April 30, 2019, Class A shares are not available. For the period ended April 30, 2019, the Investor Class incurred expenses of $5,368 pursuant to the Plan.

In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.10% of the average daily net asset value of Class A, Class I and the Investor Class of the Fund’s shares. For the period ended April 30, 2019, the Investor Class incurred expenses of $2,147 to the plan. As of April 30, 2019, Class A and Class I shares are not available for purchase.

WEISS ALTERNATIVE BALANCED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2019

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

Distributions and shareholder servicing fees are not subject to the Operating Expense Limitation Agreement to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 1.50% for Class A, Class I and Investor Class.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended April 30, 2019, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	198,447,455	194,870,564

7.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Morgan Stanley is the prime broker for exchange traded derivatives and the counterparty for swaps.

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Notes to the Financial Statements (Unaudited) – Continued
April 30, 2019

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Swap Contracts	$4,043	$4,043	$—	$—	$—	$—
Forward Currency Contracts	89	—	89	—	—	89
Future Contracts	112,245	58,648	53,597	—	—	53,597
	$116,377	$62,691	$53,686	$—	$—	$53,686
Liabilities:
Description
Written Option Contracts	$221,566	$—	$221,566	$—	$221,566	$—
Swap Contracts	105,451	4,043	101,408	—	101,408	—
Future Contracts	58,648	58,648	—	—	—	—
	$385,665	$62,691	$322,974	$—	$322,974	$—

*	In some instances, the actual collateral pledged/received may be more than amount shown.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2019, affiliates of the Adviser owned 28.12% of the outstanding shares of the Fund and National Financial Services, for the benefit of its customers, owned 65.42% of the outstanding shares of the Fund.

9.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

As of June 21, 2019, Rachel Spearo no longer serves as Secretary of the Trust. As of June 24, 2019, Adam W. Smith has replaced Ms. Spearo as Secretary of the Trust.

As of June 24, 2019, Cullen Small was appointed as Vice President of the Trust.

WEISS ALTERNATIVE BALANCED RISK FUND

Additional Information (Unaudited)
April 30, 2019

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-866-530-2690.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-530-2690. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-866-530-2690, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended October 31, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the American Taxpayer Relief Act of 2012. The percentage of dividends declared from ordinary income designated as qualified dividend income was 3.12%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2018 was 3.12%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) was 100%.

WEISS ALTERNATIVE BALANCED RISK FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

INVESTMENT ADVISER
Weiss Multi-Strategy Advisers LLC
320 Park Avenue, 20th Floor
New York, NY 10022

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
901 New York Avenue NW
Washington, DC 20001

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-866-530-2690.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Series Portfolios Trust

By (Signature and Title)*       /s/John Hedrick
John Hedrick, President

Date     06/21/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/John Hedrick
John Hedrick, President

Date     06/21/2019

By (Signature and Title)*       /s/Cullen Small
Cullen Small, Treasurer

Date     06/21/2019

* Print the name and title of each signing officer under his or her signature.